UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2019

Date of reporting period: April 30, 2019

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Catholic Investor Core Bond Fund

Catholic Investor Limited Duration Fund

Catholic Investor Large Cap Growth Fund

Catholic Investor Large Cap Value Fund

Catholic Investor Small Cap Fund

Catholic Investor International Equity Fund

Semi-Annual Report	April 30, 2019

Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with a Fund, you can inform a Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-844-KC-FUNDS (1-844-523-8637). Your election to receive reports in paper will apply to all funds held with your financial intermediary if you invest through a financial intermediary or all Catholic Investor Funds if you invest directly with a Fund.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2019

TABLE OF CONTENTS

Letter to Shareholders	1

Schedules of Investments	4

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-523-8637; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2019 (Unaudited)

LETTER TO SHAREHOLDERS

Dear Fellow Shareholders,

We are pleased to supply this report for Knights of Columbus Asset Advisors’ Catholic Investor mutual funds for the semiannual report ended April 30, 2019. This period since the annual report was released in October 2018 witnessed continuing volatility in the financial markets. At the end of October 2018, the Standard & Poor’s 500 Index® (“S&P 500”) stood at 2,712. We saw the index fall to 2,507 by year end due to a strong sell off in December. This move represented a price decline of nearly 7.6% in S&P 500 stocks. By the end of April, the S&P 500 stood at 2,946, an upward move of 17.5% from year end and 8.6% from the end of October.

The trade spat with China has certainly become a “thing” and the implications have been negative for both the U.S. and China. Although, thus far the Chinese have felt the impact more acutely than the U.S., in our opinion, we are not and will not be immune from the impact of the tariff tiff. We believe we are starting to see this impact now as certain products are becoming subject to the tariffs and it is highly likely most or all of these incremental costs will be passed on to consumers.

In the intervening months we have also had the threats of tariffs with Mexico over illegal immigration issues. Many see stark differences between Chinese and Mexican tariffs. At the same time, the massive political rancor that has been building in the U.S. continues to pressure markets and the economy. The uncertainty over impeachment proceedings in our view, will only serve as a distraction because thus far it seems virtually impossible for Democrats to swing enough Republicans to gain the necessary Senate votes to remove the President from office. This of course presupposes that enough evidence can be garnered to levy the impeachment charge and proceed to a vote.

We have been largely constructive on President Trump’s attempt to level the playing field with China. The Chinese insist on access to intellectual property for technology sold into the Chinese market and then have no significant intellectual property protections. Tariffs are also fairly steep on American products imported into China. Presidents Bush and Obama both attempted to treat China like an “adult” in terms of admission into the World Trade Organization, and both tried to negotiate real trade pacts with China, only to have China twice behave like a “selfish teenager”.

The market has been hopeful for some trade resolution but it has not yet come to fruition. President Trump has tweeted several times that China was coming to the table only to be left dining alone. We are hopeful of a resolution here and it will likely be more favorable to the U.S., but this has been another brick in the wall of worry the market has been climbing.

The economy remains fairly robust with the Gross Domestic Product (“GDP”) posting a first quarter gain of 3.1%, brining year over year GDP growth to 3.2%. Published inflation remains low, with month end figures in April 2019 showing 2.0% annual growth in headline inflation and 2.1% year over year growth in core inflation. We have been watching unemployment in terms of both the headlines and the circumstances underlying the headlines. At the end of April 2019, the stated unemployment rate stood at 3.6%, down slightly from the 3.8% figure we saw at the end of October 2018. During this same time period, underemployment moves from 7.5% at the end of October 2018 to 7.3% at the end of April 2019.

Utilizing both unemployment measures, it appears that the US domestic employment market is fairly robust. However, when one considers the labor participation rate you can see that additional slack remains in the employment market. At the end of October, the labor participation rate, as published by the United States Bureau of Labor Statistics and defined as the total domestic labor force as a percentage of the domestic working age population, stood at 62.9% and fell slightly to 62.8% at the end of April 2019. In context, both the October 2018 and April 2019 figures are well below the peak of 67.3% that was notched in January 2000. In other words, we have a larger population now versus 2000 and the labor force participation rate has declined by about 4.4%. If people came off the sidelines looking for work, while there are ample jobs available, the unemployment rate could move somewhat higher. This is the primary reason why wages have grown more modestly than one would assume given the “headline” numbers for the domestic employment market.

During the last six months, The Catholic Investor Core Bond Fund returned 5.30% versus 5.49% for the Bloomberg Barclays U.S. Aggregate Index and outperformed the Lipper Core Bond category average return of 5.16%. In the fourth quarter, our overweight position in credit hurt performance relative to the benchmark as there was a strong flight to quality in the fourth quarter.

During this period, the Catholic Investor Limited Duration Fund returned 2.40% versus 2.52% for the Bloomberg Barclays 1-3 Year Government/Credit Index and the Lipper Short Investment Grade Debt Classification return of 2.42%. Our overweight to spread product was a negative factor.

During the last six months, The Catholic Investor Large Cap Growth Fund returned 9.37% versus 12.09% for the Russell 1000 Growth Index and a return of 12.70% for the Lipper Multi-Cap Growth Classification. A bias to growth stocks with more reasonable valuations was a negative factor as higher growth companies added the most value to the Indexes.

During this period, The Catholic Investor Large Cap Value Fund returned 8.65% versus 7.90% for the Russell 1000 Value Index and a return of 6.69% for the Lipper Multi-Cap Value Classification. Overall, relatively strong stock selection was a positive factor.

During the last six months, The Catholic Investor Small Cap Core Fund returned 6.46% versus 6.06% for the Russell 2000 Index and a return of 5.83% for the Lipper Small Cap Core Classification. Overall, relatively strong stock selection was a positive factor.

During this period, The Catholic Investor International Equity Fund returned 8.95% versus 9.15% for the FTSE All-World ex-U.S. Index and a return of 7.04% for the Lipper International Multi-Cap Core Classification. Overall, relatively strong stock selection was a positive factor.

We continue to add shareholders and look forward to fiscal year 2019. As always, we appreciate your confidence in our team and look forward to serving you in the future.

Sincerely,

Anthony V. Minopoli

President & Chief Investment Officer

The information provided herein represents the opinion of the portfolio manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2019 (Unaudited)

Benchmark Definitions

Bloomberg Barclays Government/Credit 1-3 Year Index – benchmark for Limited Duration Fund

The U.S. Government/Credit Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Index includes Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporates. The U.S. Government/Credit Index was launched on January 1, 1979 and is a subset of the U.S. Aggregate Index. The 1-3 year index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued.

Bloomberg Barclays US Aggregate Bond Index – benchmark for Core Bond Fund

The Barclays US Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Provided the necessary inclusion rules are met, US Aggregate eligible securities also contribute to the multi-currency Global Aggregate Index and the US Universal Index, which includes high yield and emerging markets debt. The US Aggregate Index was created in 1986.

FTSE All-World Ex-U.S. Index – benchmark for International Equity Fund

The FTSE All-World ex US Index is one of a number of indexes designed to help investors benchmark their international investments. The index comprises Large and Mid cap stocks providing coverage of Developed and Emerging Markets excluding the US. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Russell 1000 Growth Index – benchmark for Large Cap Growth Fund

The Russell 1000 Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect growth characteristics.

Russell 1000 Value Index – benchmark for Large Cap Value Fund

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Russell 1000 Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

Russell 2000 Index – benchmark for Small Cap Fund

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2000 is constructed to provide a comprehensive and unbiased small-cap barometer and is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set.

Indices are unmanaged and do not reflect the effect of fees. One cannot invest directly in an index.

Lipper Peer Group Definitions

Lipper Short Investment Grade Debt Classification – benchmark for Limited Duration Fund

Funds that invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of less than three years.

Lipper Core Bond Classification – benchmark for Core Bond Fund

Funds that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Lipper Multi-Cap Growth Classification – benchmark for Large Cap Growth Fund

Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap growth funds typically have above-average characteristics compared to the S&P SuperComposite 1500 Index.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS
APRIL 30, 2019 (Unaudited)

Lipper Multi-Cap Value Classification – benchmark for Large Cap Value Fund

Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have below-average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Classification – benchmark for Small Cap Fund

Funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small cap core funds have more latitude in the companies in which they invest. These funds typically have average characteristics compared to the S&P SmallCap 600 Index.

Lipper International Multi-Cap Core Classification – benchmark for International Equity Fund

Funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. International multi-cap funds typically have characteristics compared to the MSCI EAFE Index.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 38.6%

	Face Amount	Value
COMMUNICATION SERVICES — 1.3%
Comcast
4.600%, 10/15/38	$400,000	$430,457
Crown Castle Towers
4.241%, 07/15/28 (A)	400,000	416,662
3.222%, 05/15/22 (A)	300,000	301,109

		1,148,228

CONSUMER DISCRETIONARY — 0.3%
Viacom
6.875%, 04/30/36	250,000	295,191

CONSUMER STAPLES — 2.8%
Anheuser-Busch
4.900%, 02/01/46 (A)	300,000	304,417
Anheuser-Busch InBev Worldwide
5.550%, 01/23/49	190,000	211,029
Bacardi
5.150%, 05/15/38 (A)	390,000	377,922
Bunge Finance
3.250%, 08/15/26	250,000	230,660
Conagra Brands
4.600%, 11/01/25	400,000	422,732
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	250,000	244,188
Suntory Holdings
2.550%, 06/28/22 (A)	250,000	245,968
Tyson Foods
3.900%, 09/28/23	380,000	391,691

		2,428,607

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
ENERGY — 4.0%
Boardwalk Pipelines
4.800%, 05/03/29	$630,000	$629,452
Diamondback Energy
4.750%, 11/01/24	390,000	398,288
Enbridge
6.250%, VAR ICE LIBOR USD 3 Month+3.641%, 03/01/78	380,000	384,910
Kerr-McGee
7.125%, 10/15/27	250,000	297,130
MarkWest Energy Partners
4.875%, 06/01/25	375,000	387,345
Midwest Connector Capital
3.900%, 04/01/24 (A)	620,000	634,725
Noble Energy
8.000%, 04/01/27	250,000	298,567
Western Midstream Operating
4.000%, 07/01/22	335,000	342,182

		3,372,599

FINANCIALS — 16.4%
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	647,465	655,902
Apollo Management Holdings
4.000%, 05/30/24 (A)	835,000	842,536
Ares Capital
4.250%, 03/01/25	450,000	444,871
Bank of America
5.875%, VAR ICE LIBOR USD 3 Month+2.931%, 09/15/66	380,000	392,350
Bank of Montreal
3.803%, VAR USD Swap Semi 30/360 5 Yr Curr+1.432%, 12/15/32	440,000	428,076
BlackRock TCP Capital
4.125%, 08/11/22	400,000	384,873
Brookfield Finance
4.250%, 06/02/26	495,000	503,758
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	330,000	353,100
CIT Group
4.750%, 02/16/24	585,000	603,280
Compass Bank
2.875%, 06/29/22	430,000	427,815
Daimler Finance North America
2.000%, 07/06/21 (A)	300,000	294,049

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Discover Bank
4.682%, VAR USD Swap Semi 30/360 5 Yr Curr+1.730%, 08/09/28	$415,000	$420,150
E*TRADE Financial
3.800%, 08/24/27	435,000	424,169
First Republic Bank
4.375%, 08/01/46	250,000	240,787
General Motors Financial
3.700%, 05/09/23	250,000	251,152
GTP Acquisition Partners I
3.482%, 06/16/25 (A)	800,000	805,881
Huntington Bancshares
5.700%, VAR ICE LIBOR USD 3 Month+2.880%, 07/15/66	380,000	380,950
Legg Mason
5.625%, 01/15/44	300,000	309,874
M&T Bank
6.450%, VAR ICE LIBOR USD 3 Month+3.610%, 12/29/49	387,000	413,606
Main Street Capital
5.200%, 05/01/24	430,000	431,263
Neuberger Berman Group
4.500%, 03/15/27 (A)	370,000	377,011
Nuveen Finance
4.125%, 11/01/24 (A)	400,000	420,964
Owl Rock Capital
5.250%, 04/15/24	400,000	401,946
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	395,000	420,181
Prospect Capital
6.375%, 01/15/24	200,000	199,886
5.875%, 03/15/23	380,000	394,484
Stifel Financial
4.250%, 07/18/24	335,000	345,029
SunTrust Banks
5.050%, VAR ICE LIBOR USD 3 Month+3.102%, 06/15/22	470,000	464,713
Synchrony Financial
4.250%, 08/15/24	425,000	430,458
Synovus Financial
3.125%, 11/01/22	425,000	419,688
TPG Specialty Lending
4.500%, 01/22/23	370,000	366,818

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Westpac Banking MTN
4.322%, VAR USD ICE Swap 11:00 NY 5 Yr+2.236%, 11/23/31	$250,000	$250,932
Willis North America
3.600%, 05/15/24	415,000	419,483

		13,920,035

HEALTH CARE — 0.9%
CVS Health
5.050%, 03/25/48	390,000	384,816
Edwards Lifesciences
4.300%, 06/15/28	380,000	398,012

		782,828

INDUSTRIALS — 3.0%
AerCap Ireland Capital
3.500%, 05/26/22	424,000	424,752
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	408,424	404,053
Aviation Capital Group
4.375%, 01/30/24 (A)	390,000	400,069
CNH Industrial MTN
3.850%, 11/15/27	335,000	320,259
FLIR Systems
3.125%, 06/15/21	250,000	249,501
Masco
6.500%, 08/15/32	317,000	359,045
Timken
4.500%, 12/15/28	390,000	391,279

		2,548,958

INFORMATION TECHNOLOGY — 0.9%
Microsoft
3.700%, 08/08/46	350,000	350,901
NXP BV
5.550%, 12/01/28 (A)	390,000	427,645

		778,546

MATERIALS — 4.3%
Anglo American Capital
4.500%, 03/15/28 (A)	385,000	388,512
ArcelorMittal
7.000%, 10/15/39	340,000	390,198
Celanese US Holdings
4.625%, 11/15/22	350,000	366,599
CF Industries
4.500%, 12/01/26 (A)	300,000	305,303
Martin Marietta Materials
6.250%, 05/01/37	250,000	279,163
Mosaic
3.250%, 11/15/22	335,000	335,914
Nucor
5.200%, 08/01/43	300,000	339,976
Steel Dynamics
5.500%, 10/01/24	390,000	402,675

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — continued
Vulcan Materials
4.500%, 04/01/25	$400,000	$417,289
WRKCo
4.650%, 03/15/26	390,000	412,315

		3,637,944

REAL ESTATE — 1.4%
Crown Castle International
3.150%, 07/15/23	365,000	365,261
STORE Capital
4.500%, 03/15/28	380,000	386,849
Vornado Realty
3.500%, 01/15/25	415,000	412,578

		1,164,688

UTILITIES — 3.3%
CenterPoint Energy
6.125%, VAR ICE LIBOR USD 3 Month+3.270%, 03/01/67	390,000	398,268
DPL
4.350%, 04/15/29 (A)	425,000	427,885
Emera US Finance
4.750%, 06/15/46	250,000	255,417
IPALCO Enterprises
3.700%, 09/01/24	305,000	308,408
NiSource
5.650%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+2.843%, 06/15/67	385,000	386,432
SCANA MTN
4.125%, 02/01/22	415,000	420,511
Sempra Energy
4.000%, 02/01/48	365,000	335,849
Spire
3.543%, 02/27/24	250,000	247,480

		2,780,250

Total Corporate Obligations (Cost $32,522,643)		32,857,874

U.S. TREASURY OBLIGATIONS — 16.5%
U.S. Treasury Bonds
4.625%, 02/15/40	1,300,000	1,677,152
3.750%, 08/15/41	1,450,000	1,664,158
3.000%, 05/15/45	1,725,000	1,750,471
2.250%, 08/15/46	2,700,000	2,351,109
U.S. Treasury Notes
2.250%, 08/15/27	2,640,000	2,598,028
1.875%, 01/31/22	1,800,000	1,781,930
1.875%, 08/31/22	750,000	740,977
1.625%, 02/15/26	200,000	190,383
1.500%, 02/28/23	1,270,000	1,234,579

Total U.S. Treasury Obligations (Cost $14,033,454)		13,988,787

MORTGAGE-BACKED SECURITIES — 15.1%

	Face Amount	Value
Agate Bay Mortgage Trust, Ser 2016-3, Cl A5
3.500%, 08/25/46 (C)	$481,916	$484,495
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (C)	465,637	467,258
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (C)	349,780	349,760
BANK, Ser 2017-BNK9, Cl ASB
3.470%, 11/15/54	500,000	513,069
Citigroup Commercial Mortgage Trust, Ser 2013-GC15, Cl A3
4.095%, 09/10/46	365,599	383,055
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (C)	64,693	64,354
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46	358,170	361,861
Commercial Mortgage Trust, Ser 2013-CCRE10, Cl ASB
3.795%, 08/10/46	181,144	185,281
Commercial Mortgage Trust, Ser 2012-CR5, Cl A3
2.540%, 12/10/45	100,000	99,465
FREMF Mortgage Trust, Ser 2012-K21, Cl B
4.068%, 07/25/45 (C)	280,000	288,293
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.986%, 01/25/47 (C)	500,000	506,524
FREMF Mortgage Trust, Ser 2013-K31, Cl B
3.743%, 07/25/46 (C)	160,000	163,601
GMAC Commercial Mortgage Asset, Ser 2010-FTLS, Cl A
6.363%, 02/10/47 (B)	241,917	290,405
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 06/10/46	364,712	363,367
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl ASB
3.540%, 08/15/48	500,000	512,987
JPMorgan Mortgage Trust, Ser 2017-1, Cl A5
3.500%, 01/25/47 (C)	200,541	200,887
JPMorgan Mortgage Trust, Ser 2018-1, Cl A5
3.500%, 06/25/48 (C)	863,534	865,164

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
JPMorgan Mortgage Trust, Ser 2017-2, Cl A5
3.500%, 05/25/47 (C)	$208,542	$209,207
JPMorgan Mortgage Trust, Ser 2017-3, Cl 1A5
3.500%, 08/25/47 (C)	402,075	403,358
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/48 (C)	509,389	511,802
JPMorgan Mortgage Trust, Ser 2016-3, Cl 1A3
3.500%, 10/25/46 (C)	506,925	508,844
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 10/26/48 (C)	264,230	263,239
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.814%, 06/25/46 (C)	310,218	308,374
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.812%, 07/25/44 (C)	263,632	262,139
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C26, Cl ASB
3.323%, 10/15/48	400,000	406,431
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MV
3.500%, 03/25/58	785,898	790,913
Sequoia Mortgage Trust, Ser 2018-2, Cl A4
3.500%, 02/25/48 (C)	668,132	668,540
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (C)	180,852	181,990
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (C)	164,048	165,080
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (C)	305,996	307,538
Sequoia Mortgage Trust, Ser 2017-5, Cl A4
3.500%, 08/25/47 (C)	365,094	367,391
Sequoia Mortgage Trust, Ser 2015-1, Cl A1
3.500%, 01/25/45 (C)	232,803	232,120
Sequoia Mortgage Trust, Ser 2015-2, Cl A1
3.500%, 05/25/45 (C)	275,468	274,741
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (C)	199,863	201,120

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Sequoia Mortgage Trust, Ser 2015-4, Cl A1
3.000%, 11/25/30 (C)	$243,005	$242,139
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl ASB
2.788%, 04/10/46	470,972	471,893

Total Mortgage-Backed Securities (Cost $12,998,581)		12,876,685

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 14.7%
FHLMC
4.000%, 02/01/47	1,177,426	1,212,925
4.000%, 11/01/47	1,308,801	1,349,878
3.500%, 11/01/44	993,212	1,007,643
3.500%, 04/01/46	670,078	679,021
3.000%, 02/01/45	902,860	895,732
3.000%, 08/01/45	419,350	415,585
3.000%, 02/01/48	699,842	691,935
FHLMC
2.500%, 02/01/30	488,304	485,417
FHLMC, Ser 2016-4563, Cl VB
3.000%, 05/15/39	500,000	493,335
FNMA
4.500%, 02/01/41	1,022,744	1,083,743
4.000%, 03/01/35	354,799	365,804
4.000%, 01/01/42	789,423	817,072
3.500%, 12/01/47	678,353	685,247
GNMA
4.000%, 07/20/48	738,787	761,066
3.500%, 06/20/48	1,560,016	1,586,739

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $12,640,625)		12,531,142

ASSET-BACKED SECURITIES — 11.2%
AASET, Ser 2018-1A, Cl A
3.844%, 01/16/38	419,994	418,880
American Homes 4 Rent Trust, Ser 2014-SFR3, Cl B
4.201%, 12/17/36	285,000	293,745
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/44	409,813	408,747
ARL Second, Ser 2014-1A, Cl A2
3.970%, 06/15/44	100,000	102,348
Coinstar Funding Series, Ser 2017-1A, Cl A2
5.216%, 04/25/47	568,400	579,280

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
CoreVest American Finance Trust, Ser 2018-1, Cl A
3.804%, 06/15/51	$378,138	$385,146
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	163,600	163,902
Drug Royalty III, Ser 2017-1A, Cl A1
5.287%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	152,331	153,621
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
4.101%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29	400,000	400,000
Harley Marine Financing, Ser 2018-1A, Cl A2
5.682%, 05/15/43	374,413	319,206
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28	132,604	131,667
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28	131,630	131,608
Monarch Grove CLO, Ser 2018-1A, Cl A1
3.460%, VAR ICE LIBOR USD 3 Month+0.880%, 01/25/28	565,000	560,822
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36	520,927	527,830
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54	773,206	779,484
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32	290,000	288,033
PSNH Funding 3, Ser 2018-1, Cl A3
3.814%, 02/01/35	560,000	588,516
SCF Equipment Leasing, Ser 2019-1A, Cl C
3.920%, 11/20/26	575,000	578,246
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (C)	380,000	390,086
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26	63,923	63,811
Taco Bell Funding, Ser 2018-1A, Cl A2I
4.318%, 11/25/48	399,000	409,921

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
Trafigura Securitisation Finance, Ser 2018-1A, Cl A2
3.730%, 03/15/22	$845,000	$852,490
Trinitas CLO V, Ser 2019-5A, Cl AR
3.970%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28	420,000	420,000
TRIP Rail Master Funding, Ser 2017-1A, Cl A2
3.736%, 08/15/47	280,000	280,570
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23	295,000	295,112

Total Asset-Backed Securities (Cost $9,501,799)		9,523,071

MUNICIPAL BOND — 0.6%
Camp Pendleton & Quantico Housing
6.165%, 10/01/50 (A)
(Cost $488,487)	400,000	485,614

Total Investments — 96.7%
(Cost $82,185,589)		$82,263,173

Percentages based on Net Assets of $85,098,993.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2019 was $8,356,362 and represented 9.8% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND
APRIL 30, 2019 (Unaudited)

The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Obligations	$—	$32,201,972	$655,902	$32,857,874
U.S. Treasury Obligations	—	13,988,787	—	13,988,787
Mortgage-Backed Securities	—	12,586,280	290,405	12,876,685
U.S. Government Agency Mortgage-Backed Obligations	—	12,531,142	—	12,531,142
Asset-Backed Securities	—	9,523,071	—	9,523,071
Municipal Bond	—	485,614	—	485,614

Total Investments in Securities	$—	$81,316,866	$946,307	$82,263,173

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the year in relation to net assets.

The following is a reconciliation of investments in which significant unobservable inputs Level 3 were used in determining value as of April 30, 2019:

	Corporate Obligations	Mortgage- Backed Securities	Total
Beginning balance as of November 1, 2018	$679,227	$275,840	$955,067
Accrued discounts/ premiums	—	(302)	(302)
Realized gain/(loss)	—	(216)	(216)
Change in unrealized appreciation/ (depreciation)	9,761	16,426	26,187
Sales/paydowns	(33,086)	(1,343)	(34,429)

Ending balance as of April 30, 2019	$655,902	$290,405	$946,307

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$9,761	$16,426	$26,187

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2019, there were no transfers between Level 2 and Level 3 assets and liabilities. Level 3 assets and liabilities were from prior year and due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of each year.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 47.2%

	Face Amount	Value
COMMUNICATION SERVICES — 2.0%
AT&T
4.600%, 02/15/21	$600,000	$616,765
Comcast
3.450%, 10/01/21	500,000	509,201
Verizon Communications
2.946%, 03/15/22	250,000	251,771
Vodafone Group
4.375%, 03/16/21	300,000	309,264
3.591%, VAR ICE LIBOR USD 3 Month+0.990%, 01/16/24	200,000	198,882

		1,885,883

CONSUMER DISCRETIONARY — 1.0%
DR Horton
2.550%, 12/01/20	475,000	473,033
Ford Motor Credit
3.408%, VAR ICE LIBOR USD 3 Month+0.810%, 04/05/21	450,000	444,941

		917,974

CONSUMER STAPLES — 4.2%
Campbell Soup
3.241%, VAR ICE LIBOR USD 3 Month+0.630%, 03/15/21	411,000	409,384
Conagra Brands
3.800%, 10/22/21	500,000	509,786
Constellation Brands
2.250%, 11/06/20	115,000	113,963

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER STAPLES — continued
General Mills
3.598%, VAR ICE LIBOR USD 3 Month+1.010%, 10/17/23	$490,000	$494,071
Hillshire Brands
4.100%, 09/15/20	245,000	247,458
Mondelez International Holdings Netherlands BV
2.000%, 10/28/21 (A)	500,000	488,376
Pernod Ricard
5.750%, 04/07/21 (A)	515,000	541,815
Smithfield Foods
2.700%, 01/31/20 (A)	500,000	500,498
Tyson Foods
2.250%, 08/23/21	360,000	356,074
Wm Wrigley Jr
3.375%, 10/21/20 (A)	366,000	369,593

		4,031,018

ENERGY — 4.1%
BG Energy Capital
4.000%, 12/09/20 (A)	350,000	356,420
Encana, 110178
3.900%, 11/15/21	416,000	423,539
Equities
3.362%, VAR ICE LIBOR USD 3 Month+0.770%, 10/01/20	350,000	348,890
Midwest Connector Capital
3.625%, 04/01/22 (A)	750,000	761,780
NuStar Logistics
4.800%, 09/01/20	500,000	506,250
Plains All American Pipeline
3.650%, 06/01/22	500,000	504,776
Rockies Express Pipeline
5.625%, 04/15/20 (A)	500,000	511,175
Western Midstream Operating
5.375%, 06/01/21	500,000	519,431

		3,932,261

FINANCIALS — 13.9%
Ally Financial
4.250%, 04/15/21	500,000	506,249
Ansett Worldwide Aviation Services Leasing
4.870%, 07/17/21 (A)(B)	829,358	840,164
Ares Capital
3.875%, 01/15/20	450,000	452,085
Associated Bank
3.500%, 08/13/21	500,000	505,400
Bank of America MTN
2.328%, VAR ICE LIBOR USD 3 Month+0.630%, 10/01/21	415,000	411,674

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
BlackRock TCP Capital
4.125%, 08/11/22	$465,000	$447,414
Capital One Financial
2.400%, 10/30/20	470,000	467,792
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 02/28/49	410,000	438,700
CIT Group, 17592633
5.000%, 08/15/22	685,000	712,400
Citigroup
3.783%, VAR ICE LIBOR USD 3 Month+1.100%, 05/17/24	415,000	418,990
Citizens Bank
3.456%, VAR ICE LIBOR USD 3 Month+0.810%, 05/26/22	250,000	251,065
3.250%, 02/14/22	250,000	252,287
Compass Bank
2.875%, 06/29/22	475,000	472,586
Daimler Finance North America
2.300%, 02/12/21 (A)	165,000	163,186
Discover Bank
3.100%, 06/04/20	470,000	471,297
First Horizon National
3.500%, 12/15/20	470,000	473,515
Huntington Bancshares
7.000%, 12/15/20	440,000	468,018
KeyCorp MTN
2.900%, 09/15/20	475,000	476,472
Main Street Capital
4.500%, 12/01/22	415,000	418,477
People’s United Financial
3.650%, 12/06/22	470,000	478,569
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/49	420,000	446,775
Regions Bank
2.750%, 04/01/21	480,000	479,528
Royal Bank of Canada MTN
3.258%, VAR ICE LIBOR USD 3 Month+0.660%, 10/05/23	500,000	498,996
Santander Holdings USA
4.450%, 12/03/21	500,000	516,528
3.700%, 03/28/22	250,000	252,537
Stifel Financial
3.500%, 12/01/20	300,000	302,769
Synchrony Financial
3.750%, 08/15/21	465,000	472,389

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIALS — continued
Willis Towers Watson
5.750%, 03/15/21	$470,000	$492,975
Zions Bancorp
3.500%, 08/27/21	750,000	758,985

		13,347,822

HEALTH CARE — 1.5%
Anthem
2.500%, 11/21/20	470,000	467,600
CVS Health
3.350%, 03/09/21	500,000	503,567
Zimmer Biomet Holdings
3.375%, VAR ICE LIBOR USD 3 Month+0.750%, 03/19/21	500,000	498,413

		1,469,580

INDUSTRIALS — 5.7%
AerCap Ireland Capital DAC
4.450%, 12/16/21	500,000	513,627
Air Lease
2.500%, 03/01/21	575,000	571,506
American Airlines Pass-Through Trust, Ser 2015-1
3.700%, 05/01/23	435,652	430,990
Arconic
6.150%, 08/15/20	402,000	415,547
CNH Industrial Capital
4.375%, 11/06/20	435,000	442,904
CRH America
5.750%, 01/15/21	340,000	352,859
Delta Air Lines
3.625%, 03/15/22	500,000	503,964
Holcim US Finance Sarl & Cie SCS
6.000%, 12/30/19 (A)	425,000	432,501
Johnson Controls
4.250%, 03/01/21	450,000	460,214
Masco
7.125%, 03/15/20	463,000	479,695
Penske Truck Leasing L.P.
3.200%, 07/15/20 (A)	415,000	415,685
Spirit AeroSystems
3.411%, VAR ICE LIBOR USD 3 Month+0.800%, 06/15/21	500,000	499,331

		5,518,823

INFORMATION TECHNOLOGY — 1.0%
Broadcom
3.000%, 01/15/22	500,000	497,018
NXP BV
4.125%, 06/01/21 (A)	500,000	509,835

		1,006,853

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
APRIL 30, 2019 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MATERIALS — 6.8%
ArcelorMittal
5.125%, 06/01/20	$438,000	$447,934
BHP Billiton Finance USA
6.250%, VAR USD Swap Semi 30/360 5 Yr Curr+4.971%, 10/19/75 (A)	500,000	522,650
Celanese US Holdings
5.875%, 06/15/21	421,000	444,592
CF Industries
3.400%, 12/01/21 (A)	500,000	502,599
Glencore Funding
2.875%, 04/16/20 (A)	264,000	263,300
International Flavors & Fragrances
3.400%, 09/25/20	500,000	503,050
Martin Marietta Materials
3.313%, VAR ICE LIBOR USD 3 Month+0.650%, 05/22/20	300,000	300,487
3.133%, VAR ICE LIBOR USD 3 Month+0.500%, 12/20/19	170,000	170,066
Mosaic
3.250%, 11/15/22	500,000	501,364
Packaging Corp of America
2.450%, 12/15/20	470,000	466,283
Sherwin-Williams
2.250%, 05/15/20	300,000	298,378
Solvay Finance America
3.400%, 12/03/20 (A)	400,000	402,200
Steel Dynamics
5.125%, 10/01/21	500,000	503,125
Teck Resources
4.500%, 01/15/21	756,000	767,375
Vulcan Materials
3.276%, VAR ICE LIBOR USD 3 Month+0.650%, 03/01/21	195,000	195,280
3.211%, VAR ICE LIBOR USD 3 Month+0.600%, 06/15/20	300,000	299,682

		6,588,365

REAL ESTATE — 1.9%
American Campus Communities Operating Partnership
3.350%, 10/01/20	470,000	472,060
American Tower
2.800%, 06/01/20	300,000	300,004
Brixmor Operating Partnership
3.875%, 08/15/22	500,000	506,610

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
REAL ESTATE — continued
Kimco Realty
3.200%, 05/01/21	$415,000	$416,825
Liberty Property
4.750%, 10/01/20	139,000	141,983

		1,837,482

UTILITIES — 5.1%
Dominion Energy
4.104%, 04/01/21	460,000	468,756
Duquesne Light Holdings
6.400%, 09/15/20 (A)	500,000	521,099
Emera US Finance
2.700%, 06/15/21	400,000	397,345
IPALCO Enterprises
3.450%, 07/15/20	300,000	300,929
LG&E & KU Energy
4.375%, 10/01/21	250,000	257,106
Mississippi Power
3.259%, VAR ICE LIBOR USD 3 Month+0.650%, 03/27/20	430,000	430,073
National Grid North America MTN
2.375%, 09/30/20	250,000	246,980
Pennsylvania Electric
5.200%, 04/01/20	415,000	423,329
SCANA MTN
4.750%, 05/15/21	275,000	281,148
4.125%, 02/01/22	545,000	552,237
Sempra Energy
3.097%, VAR ICE LIBOR USD 3 Month+0.500%, 01/15/21	475,000	472,861
WEC Energy Group
3.375%, 06/15/21	500,000	506,014

		4,857,877

Total Corporate Obligations (Cost $45,408,449)		45,393,938

U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Notes
1.750%, 03/31/22	9,550,000	9,418,314
2.625%, 06/15/21	5,600,000	5,642,000
1.375%, 01/31/21	10,010,000	9,850,075

Total U.S. Treasury Obligations (Cost $24,809,191)		24,910,389

ASSET-BACKED SECURITIES — 14.2%
AASET, Ser 2018-1A, Cl A
3.844%, 01/16/38	471,063	469,813
Applebee’s Funding, Ser 2014-1, Cl A2
4.277%, 09/05/44	469,063	467,843

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
APRIL 30, 2019 (Unaudited)

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40	$817,999	$819,512
Drug Royalty III, Ser 2017-1A, Cl A1
5.287%, VAR ICE LIBOR USD 3 Month+2.500%, 04/15/27	183,946	185,505
Drug Royalty III 1, Ser 2018-1A, Cl A2
4.270%, 10/15/31	431,490	437,808
Engs Commercial Finance Trust, Ser 2018-1A, Cl A1
2.970%, 02/22/21	215,601	215,664
Garrison BSL CLO, Ser 2019-1RA, Cl A1R
4.101%, VAR ICE LIBOR USD 3 Month+1.490%, 04/20/29	455,000	455,000
GM Financial Automobile Leasing Trust, Ser 2018-2, Cl C
3.500%, 04/20/22	500,000	504,147
Halcyon Loan Advisors Funding, Ser 2018-2A, Cl AR
3.660%, VAR ICE LIBOR USD 3 Month+1.080%, 07/25/27	500,000	497,971
Hilton Grand Vacations Trust, Ser 2017-AA, Cl A
2.660%, 12/26/28	159,125	158,001
Marlette Funding Trust, Ser 2019-1A, Cl A
3.440%, 04/16/29	644,403	647,006
Marlette Funding Trust, Ser 2019-2A, Cl A
3.130%, 07/16/29	475,000	475,612
Marlette Funding Trust, Ser 2018-2A, Cl A
3.060%, 07/17/28	168,926	168,897
Master Credit Card Trust II, Ser 2018-1A, Cl C
3.737%, 07/21/24	540,000	543,929
Monarch Grove CLO, Ser 2018-1A, Cl A1
3.460%, VAR ICE LIBOR USD 3 Month+0.880%, 01/25/28	630,000	625,342
MVW Owner Trust, Ser 2018-1A, Cl C
3.900%, 01/21/36	651,159	659,788
New Residential Mortgage, Ser 2018-FNT2, Cl A
3.790%, 07/25/54	877,911	885,040

ASSET-BACKED SECURITIES — continued

	Face Amount	Value
OneMain Financial Issuance Trust, Ser 2017-1A, Cl A1
2.370%, 09/14/32	$320,000	$317,829
Santander Drive Auto Receivables Trust, Ser 2018-4, Cl C
3.560%, 07/15/24	1,040,000	1,050,611
SCF Equipment Leasing, Ser 2019-1A, Cl B
3.490%, 01/20/26	900,000	904,026
Sierra Timeshare Receivables Funding, Ser 2016-3A, Cl A
2.430%, 10/20/33	258,923	257,547
Sofi Consumer Loan Program, Ser 2016-5, Cl B
4.550%, 09/25/28 (C)	485,000	497,873
Sofi Consumer Loan Program, Ser 2017-6, Cl A1
2.200%, 11/25/26	71,025	70,901
SoFi Professional Loan Program, Ser 2015-C, Cl B
3.580%, 08/25/36	711,542	711,588
SoFi Professional Loan Program, Ser 2014-A, Cl A2
3.020%, 10/25/27	147,224	147,240
SoFi Professional Loan Program, Ser 2017-F, Cl A1FX
2.050%, 01/25/41	409,647	407,301
Trinitas CLO V, Ser 2019-5A, Cl AR
3.970%, VAR ICE LIBOR USD 3 Month+1.390%, 10/25/28	435,000	435,000
VSE VOI Mortgage, Ser 2016-A, Cl A
2.540%, 07/20/33	279,784	276,885
Westlake Automobile Receivables Trust, Ser 2018-1A, Cl C
2.920%, 05/15/23	380,000	380,144

Total Asset-Backed Securities (Cost $13,641,453)		13,673,823

MORTGAGE-BACKED SECURITIES — 10.0%
Agate Bay Mortgage Trust, Ser 2015-5, Cl A5
3.500%, 07/25/45 (C)	557,278	559,218
Agate Bay Mortgage Trust, Ser 2015-6, Cl A5
3.500%, 09/25/45 (C)	349,780	349,760
CD Mortgage Trust, Ser 2017-CD6, Cl A1
2.168%, 11/13/50	305,086	302,797
Citigroup Commercial Mortgage Trust, Ser 2017-P8, Cl A1
2.065%, 09/15/50	403,216	398,873

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
APRIL 30, 2019 (Unaudited)

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
COLT Mortgage Loan Trust, Ser 2017-1, Cl A1
2.614%, 05/27/47 (C)	$90,571	$90,095
COMM Mortgage Trust, Ser 2012-CR1, Cl ASB
3.053%, 05/15/45	183,494	184,101
COMM Mortgage Trust, Ser 2013-CR7, Cl ASB
2.739%, 03/10/46	143,094	143,056
Commercial Mortgage Trust, Ser 2010-C1, Cl A3
4.205%, 07/10/46	667,091	673,966
Commercial Mortgage Trust, Ser 2013-CCRE10, Cl ASB
3.795%, 08/10/46	865,954	885,734
FREMF Mortgage Trust, Ser 2014-K714, Cl B
3.986%, 01/25/47 (C)	500,000	506,524
GS Mortgage Securities Trust, Ser 2010-C2, Cl A1
3.849%, 12/10/43	14,162	14,264
GS Mortgage Securities Trust, Ser 2013-GC12, Cl AAB
2.678%, 06/10/46	405,236	403,741
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2010-C1, Cl A2
4.608%, 06/15/43	201,920	204,147
JPMorgan Mortgage Trust, Ser 2017-4, Cl A5
3.500%, 11/25/48 (C)	666,124	669,280
JPMorgan Mortgage Trust, Ser 2017-5, Cl A1A
3.000%, 10/26/48 (C)	301,977	300,845
JPMorgan Mortgage Trust, Ser 2016-2, Cl A1
2.814%, 06/25/46 (C)	310,218	308,374
JPMorgan Mortgage Trust, Ser 2014-IVR6, Cl AM
2.812%, 07/25/44 (C)	319,288	317,479
Sequoia Mortgage Trust, Ser 2015-3, Cl A4
3.500%, 07/25/45 (C)	305,996	307,538
Sequoia Mortgage Trust, Ser 2017-2, Cl A4
3.500%, 02/25/47 (C)	466,488	469,422
Sequoia Mortgage Trust, Ser 2017-3, Cl A4
3.500%, 04/25/47 (C)	744,277	748,957
Sequoia Mortgage Trust, Ser 2017-4, Cl A4
3.500%, 07/25/47 (C)	236,875	238,364
Sequoia Mortgage Trust, Ser 2017-1, Cl A4
3.500%, 02/25/47 (C)	598,760	602,525

MORTGAGE-BACKED SECURITIES — continued

	Face Amount	Value
Wells Fargo Commercial Mortgage Trust, Ser 2017-C41, Cl A1
2.279%, 11/15/50	$327,801	$325,131
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl ASB
2.453%, 12/15/45	623,820	620,411

Total Mortgage-Backed Securities (Cost $9,733,921)		9,624,602

MUNICIPAL BOND — 0.2%
New Jersey State, Educational Facilities Authority, Ser G
1.866%, 07/01/20
(Cost $250,000)	250,000	247,360

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.1%
FHLMC
6.000%, 01/01/37	1,030	1,116
6.000%, 11/01/37	1,675	1,818
5.500%, 07/01/34	7,634	8,371
4.000%, 03/01/39	10,647	11,022
FHLMC, Ser 2004-2746, Cl BG
5.000%, 02/15/24	66,837	69,225
FNMA
6.000%, 05/01/36	755	843
6.000%, 08/01/36	921	1,027
6.000%, 11/01/37	1,802	1,952
5.500%, 07/01/38	3,735	4,013
GNMA
6.000%, 03/15/32	1,787	1,980
6.000%, 09/15/33	9,041	10,142
6.000%, 09/15/37	2,695	2,922
5.500%, 06/15/38	2,986	3,255
5.000%, 06/15/33	2,320	2,431

Total U.S. Government Agency Mortgage-Backed Obligations
(Cost $122,340)		120,117

Total Investments — 97.6%
(Cost $93,965,354)		$93,970,229

Percentages based on Net Assets of $96,235,867.

(A)

Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in the program or other “accredited investors”. The total value of these securities at April 30, 2019 was $7,899,346 and represented 8.2% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND
APRIL 30, 2019 (Unaudited)

Cl — Class

CLO — Corporate Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

MTN — Medium Term Note

Ser — Series

USD — U.S. Dollar

VAR— Variable Rate

The following is a list of the inputs used as of April 30, 2019, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$44,553,774	$840,164	$45,393,938
U.S. Treasury Obligations	—	24,910,389	—	24,910,389
Asset-Backed Securities	—	13,673,823	—	13,673,823
Mortgage-Backed Securities	—	9,624,602	—	9,624,602
Municipal Bond	—	247,360	—	247,360
U.S. Government Agency Mortgage-Backed Obligations	—	120,117	—	120,117

Total Investments in Securities	$—	$93,130,065	$840,164	$93,970,229

For the period ended April 30, 2019, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.3% #

	Shares	Value
COMMUNICATION SERVICES — 14.1%
Alphabet, Cl A *	2,917	$3,497,365
Charter Communications, Cl A *	2,760	1,024,484
Facebook, Cl A *	13,909	2,690,001
IAC *	3,648	820,217
Netflix *	525	194,534
TripAdvisor *	12,549	667,983
Verizon Communications	11,193	640,128

		9,534,712

CONSUMER DISCRETIONARY — 13.7%
Amazon.com *	2,518	4,850,977
Deckers Outdoor *	4,399	695,966
Dick’s Sporting Goods	16,161	597,957
Etsy *	9,397	634,673
Expedia Group	5,233	679,453
Home Depot	1,678	341,809
Lululemon Athletica *	4,445	783,876
Penn National Gaming *	30,278	656,124

		9,240,835

CONSUMER STAPLES — 6.1%
Colgate-Palmolive	16,642	1,211,370
Constellation Brands, Cl A	4,353	921,399
Hershey	8,509	1,062,349
PepsiCo	2,730	349,577
WD-40	3,346	562,965

		4,107,660

ENERGY — 0.9%
ConocoPhillips	9,511	600,334

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 3.1%
Evercore, Cl A	4,195	$408,719
JPMorgan Chase	8,674	1,006,617
Voya Financial	12,803	702,757

		2,118,093

HEALTH CARE — 14.5%
Alexion Pharmaceuticals *	7,005	953,591
Array BioPharma *	28,660	648,003
Bruker	13,475	520,135
Centene *	11,648	600,571
Cerner *	11,252	747,695
Covetrus *	20,201	664,006
Exelixis *	26,985	530,525
Heron Therapeutics *	18,668	404,722
Integer Holdings *	4,496	310,629
IQVIA Holdings *	3,365	467,399
Jazz Pharmaceuticals *	6,502	843,765
Molina Healthcare *	4,301	557,539
Vertex Pharmaceuticals *	4,776	807,048
WellCare Health Plans *	1,385	357,815
Zimmer Biomet Holdings	5,058	622,943
Zoetis, Cl A	7,042	717,157

		9,753,543

INDUSTRIALS — 9.6%
Cintas	3,735	811,018
Copart *	6,926	466,258
Cummins	4,682	778,569
EMCOR Group	8,741	735,468
Generac Holdings *	12,081	664,334
Meritor *	24,099	584,642
Norfolk Southern	4,126	841,787
Quanta Services	17,360	704,816
TriNet Group *	7,514	468,423
Trinity Industries	20,756	447,499

		6,502,814

INFORMATION TECHNOLOGY — 33.9%
Apple	19,544	3,921,894
CyberArk Software *	3,030	390,658
Intel	12,652	645,758
Lam Research	3,549	736,169
Mastercard, Cl A	10,021	2,547,739
Microsoft	29,913	3,906,638
Mimecast *	10,333	532,253
NXP Semiconductors	6,741	711,984
ON Semiconductor *	39,181	903,514
Palo Alto Networks *	1,391	346,123
PayPal Holdings *	13,367	1,507,397
SailPoint Technologies Holding *	10,743	303,597
salesforce.com *	8,065	1,333,548
Tableau Software, Cl A *	5,056	615,871
Tenable Holdings *	5,012	179,931

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INFORMATION TECHNOLOGY — continued
Visa, Cl A	19,996	$3,287,943
Zebra Technologies, Cl A *	4,577	966,388

		22,837,405

REAL ESTATE — 1.4%
WP Carey ‡	12,278	973,891

Total Common Stock (Cost $57,484,361)		65,669,287

Total Investments — 97.3% (Cost $57,484,361)		$65,669,287

Percentages based on Net Assets of $67,476,163.

*	Non-income producing security.
#	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.5%

	Shares	Value
COMMUNICATION SERVICES — 7.4%
AT&T	14,569	$451,056
Facebook, Cl A *	4,430	856,762
Nexstar Media Group, Cl A	11,925	1,395,821
Verizon Communications	36,444	2,084,233

		4,787,872

CONSUMER DISCRETIONARY — 7.5%
Best Buy	7,865	585,235
Expedia Group	3,347	434,574
Garmin	9,687	830,563
General Motors	28,048	1,092,470
Royal Caribbean Cruises	7,036	850,934
Starbucks	13,304	1,033,455

		4,827,231

CONSUMER STAPLES — 7.5%
Colgate-Palmolive	16,025	1,166,460
Costco Wholesale	5,874	1,442,243
Hershey	12,216	1,525,168
Walgreens Boots Alliance	12,997	696,249

		4,830,120

ENERGY — 8.9%
Chevron	16,694	2,004,281
ConocoPhillips	22,098	1,394,826
Encana	43,231	299,591
Exxon Mobil	4,870	390,964
Marathon Petroleum	15,887	967,042
Valero Energy	8,114	735,615

		5,792,319

COMMON STOCK — continued

	Shares	Value
FINANCIALS — 21.1%
Ameriprise Financial	5,979	$877,538
Bank of America	69,752	2,133,016
Capital One Financial	6,913	641,734
Citizens Financial Group	11,587	419,449
Evercore, Cl A	7,104	692,143
JPMorgan Chase	26,316	3,053,972
LPL Financial Holdings	12,760	945,388
MetLife	20,203	931,964
Navient	28,241	381,536
Prudential Financial	11,494	1,215,031
SunTrust Banks	15,441	1,011,077
Wells Fargo	14,441	699,089
Zions Bancorp	13,508	666,350

		13,668,287

HEALTH CARE — 11.9%
Amedisys *	11,385	1,455,231
Encompass Health	17,374	1,119,754
Hill-Rom Holdings	8,277	839,453
ICON *	10,527	1,437,778
Quest Diagnostics	8,358	805,544
Select Medical Holdings *	52,828	759,138
Zimmer Biomet Holdings	10,487	1,291,579

		7,708,477

INDUSTRIALS — 8.4%
Cintas	3,750	814,275
CSX	8,454	673,192
Cummins	4,605	765,765
ManpowerGroup	12,238	1,175,338
Oshkosh	10,591	874,711
Quanta Services	20,022	812,893
Triton International	10,654	351,049

		5,467,223

INFORMATION TECHNOLOGY — 11.7%
Apple	4,930	989,303
Cisco Systems	9,706	543,051
Intel	38,805	1,980,606
Lam Research	5,350	1,109,751
Microsoft	12,333	1,610,690
Visa, Cl A	8,307	1,365,920

		7,599,321

MATERIALS — 3.0%
Huntsman	47,749	1,061,938
Steel Dynamics	26,933	853,237

		1,915,175

REAL ESTATE — 4.0%
Lamar Advertising, Cl A ‡	8,824	729,480
MGM Growth Properties, Cl A ‡	26,994	870,826

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Ryman Hospitality Properties ‡	12,014	$956,315

		2,556,621

UTILITIES — 6.1%
Entergy	11,707	1,134,408
Exelon	18,722	953,886
FirstEnergy	20,788	873,720
Southern	18,511	985,155

		3,947,169

Total Common Stock (Cost $53,405,866)		63,099,815

Total Investments — 97.5% (Cost $53,405,866)		$63,099,815

Percentages based on Net Assets of $64,722,771.

‡	Real Estate Investment Trust
*	Non-income producing security.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.8%

	Shares	Value
COMMUNICATION SERVICES — 2.3%
Cargurus, Cl A *	19,160	$780,578
Marcus	32,646	1,228,143

		2,008,721

CONSUMER DISCRETIONARY — 11.9%
American Axle & Manufacturing Holdings *	38,435	566,916
At Home Group *	19,850	466,277
Boyd Gaming	47,665	1,371,798
Callaway Golf	56,930	999,691
Children’s Place	5,710	644,202
Dave & Buster’s Entertainment	14,565	827,875
Etsy *	15,246	1,029,715
Johnson Outdoors, Cl A	15,785	1,210,237
Malibu Boats, Cl A *	28,605	1,190,540
RH *	3,095	330,267
Sinclair Broadcast Group, Cl A	18,065	827,196
Sleep Number *	12,890	448,572
YETI Holdings *	14,230	507,726

		10,421,012

CONSUMER STAPLES — 3.1%
Central Garden & Pet, Cl A *	14,406	352,659
Darling Ingredients *	32,010	698,138
Performance Food Group *	22,400	917,280
WD-40	4,202	706,986

		2,675,063

COMMON STOCK — continued

	Shares	Value
ENERGY — 2.6%
Delek US Holdings	15,206	$563,534
Enerplus	50,640	463,356
ProPetro Holding *	26,776	592,553
Talos Energy *	21,240	630,828

		2,250,271

FINANCIALS — 16.1%
Associated Banc-Corp	27,145	615,920
Assured Guaranty	17,960	856,692
Brookline Bancorp	36,265	545,788
Cathay General Bancorp	20,425	751,436
CNO Financial Group	39,735	657,614
Eagle Bancorp *	11,135	615,320
Essent Group *	34,895	1,655,767
Evercore, Cl A	6,145	598,707
First Bancorp	15,145	574,147
First Merchants	7,574	277,739
FirstCash	8,990	878,143
Flagstar Bancorp	23,085	825,289
Hancock Whitney	18,180	795,193
OFG Bancorp	86,125	1,738,003
On Deck Capital *	69,320	378,487
TCF Financial	33,420	739,585
United Community Banks	25,040	703,123
Washington Federal	26,390	874,565

		14,081,518

HEALTH CARE — 16.6%
Allscripts Healthcare Solutions *	52,715	520,297
AMN Healthcare Services *	12,120	630,967
Amphastar Pharmaceuticals *	23,650	510,604
AngioDynamics *	32,050	658,307
Array BioPharma *	27,890	630,593
Coherus Biosciences *	38,520	613,238
Emergent BioSolutions *	17,807	920,266
Ensign Group	15,959	822,207
Fate Therapeutics *	25,410	426,888
FibroGen *	12,553	586,602
Heron Therapeutics *	19,684	426,749
Intersect ENT *	14,625	475,166
Invitae *	24,490	578,454
Ligand Pharmaceuticals *	4,315	543,043
Medpace Holdings *	4,777	268,324
NuVasive *	14,785	895,971
Oxford Immunotec Global *	46,975	762,404
Premier, Cl A *	15,350	510,081
PTC Therapeutics *	14,075	526,687
Puma Biotechnology *	11,132	357,560
Repligen *	21,573	1,453,588
Supernus Pharmaceuticals *	25,660	942,492
Vericel *	25,304	429,915

		14,490,403

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — 14.1%
Allison Transmission Holdings	11,225	$526,004
Casella Waste Systems, Cl A *	37,885	1,413,868
Columbus McKinnon	19,474	766,497
H&E Equipment Services	20,505	623,557
Harsco *	57,190	1,294,781
Herc Holdings *	3,320	159,891
McGrath RentCorp	11,595	718,890
Navistar International *	16,470	562,286
Park-Ohio Holdings	17,130	627,472
Rexnord *	28,444	813,497
Ryder System	9,760	614,880
SkyWest	14,419	888,066
Sterling Construction *	38,060	516,094
Timken	14,963	717,476
TriNet Group *	13,920	867,773
Triton International	36,915	1,216,350

		12,327,382

INFORMATION TECHNOLOGY — 18.0%
CACI International, Cl A *	7,168	1,397,330
Cirrus Logic *	8,770	417,277
Cloudera *	75,727	842,842
Cohu	26,855	398,260
CyberArk Software *	4,872	628,147
Extreme Networks *	163,435	1,307,480
Five9 *	4,323	229,422
FormFactor *	42,300	801,585
GreenSky, Cl A *	49,898	797,370
Harmonic *	231,353	1,309,458
Mimecast *	9,220	474,922
New Relic *	7,075	744,573
Paylocity Holding *	9,875	953,431
Perficient *	21,970	646,797
Rudolph Technologies *	47,819	1,156,741
SPS Commerce *	7,513	779,399
Upland Software *	32,919	1,530,404
Vishay Precision Group *	35,858	1,357,942

		15,773,380

MATERIALS — 3.3%
Allegheny Technologies *	24,585	612,658
Ingevity *	8,404	966,544
Louisiana-Pacific	51,195	1,282,435

		2,861,637

REAL ESTATE — 6.6%
Agree Realty ‡	9,557	625,697
Armada Hoffler Properties ‡	40,190	649,069
Braemar Hotels & Resorts ‡	63,825	887,168
CareTrust ‡	27,846	675,266
National Storage Affiliates Trust ‡	28,905	845,759

COMMON STOCK — continued

	Shares	Value
REAL ESTATE — continued
Preferred Apartment Communities, Cl A ‡	47,188	$738,020
RMR Group	9,210	532,706
STAG Industrial ‡	28,323	815,136

		5,768,821

UTILITIES — 3.2%
NextEra Energy Partners	19,070	877,792
Portland General Electric	19,265	1,007,752
Southwest Gas Holdings	11,524	958,682

		2,844,226

Total Common Stock (Cost $77,839,097)		85,502,434

Total Investments — 97.8% (Cost $77,839,097)		$85,502,434

Percentages based on Net Assets of $87,400,792.

*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

As of April 30, 2019, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended April 30, 2019, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND
APRIL 30, 2019 (Unaudited)

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.0%

	Shares	Value
AUSTRALIA — 6.4%
Cochlear	10,750	$1,419,627
Harvey Norman Holdings	310,000	911,289
Macquarie Group	18,200	1,728,213
Medibank Pvt	500,000	1,008,079

		5,067,208

AUSTRIA — 1.4%
OMV	21,000	1,124,689

BELGIUM — 1.4%
Solvay	9,500	1,141,709

BRAZIL — 1.1%
Centrais Eletricas Brasileiras	100,000	836,500

CANADA — 4.6%
Canadian National Railway	10,000	928,865
Canfor *	90,000	941,181
George Weston	8,100	604,794
Magna International	21,500	1,196,727

		3,671,567

CHILE — 1.8%
Cia Cervecerias Unidas ADR	52,000	1,432,080

CHINA — 1.9%
CNOOC ADR	8,100	1,471,608

CZECH REPUBLIC — 1.6%
CEZ	56,000	1,302,306

DENMARK — 2.5%
GN Store Nord	21,000	1,074,877

COMMON STOCK — continued

	Shares	Value
DENMARK — continued
Vestas Wind Systems	10,000	$904,406

		1,979,283

FINLAND — 2.1%
Neste	50,490	1,667,181

FRANCE — 6.9%
Bouygues	28,550	1,074,011
Kering	2,300	1,359,497
Peugeot	44,000	1,152,830
Publicis Groupe	17,500	1,037,933
Ubisoft Entertainment *	8,400	801,202

		5,425,473

GERMANY — 2.7%
Covestro	12,000	656,139
Deutsche Lufthansa	33,500	808,586
TAG Immobilien	30,000	674,309

		2,139,034

HONG KONG — 10.8%
China Construction Bank, Cl H	1,400,000	1,236,743
China Mobile	103,000	981,446
Geely Automobile Holdings	464,000	930,981
PCCW	2,100,000	1,266,189
Ping An Insurance Group of China, Cl H	120,000	1,444,779
Sun Hung Kai Properties	46,000	793,953
Weichai Power, Cl H	750,500	1,226,470
Wharf Holdings	220,000	632,393

		8,512,954

INDIA — 1.4%
Tata Motors ADR *	40,000	616,000
Vedanta ADR	50,000	478,000

		1,094,000

INDONESIA — 1.9%
Bank Negara Indonesia Persero *	1,400,000	943,158
Japfa Comfeed Indonesia	4,803,200	525,824

		1,468,982

ISRAEL — 1.6%
Nice *	9,400	1,296,894

ITALY — 3.5%
DiaSorin	9,900	967,148
Enel	99,720	630,702
Recordati	30,000	1,210,996

		2,808,846

JAPAN‡ — 15.4%
Central Japan Railway (A)	6,650	1,432,250
Daiwa House Industry (A)	26,400	740,624
ITOCHU (A)	100,000	1,803,460

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND
APRIL 30, 2019 (Unaudited)

COMMON STOCK — continued

	Shares	Value
JAPAN — continued
Konica Minolta (A)	150,000	$1,507,878
Mizuho Financial Group (A)	1,000,000	1,563,878
Morinaga (B)	33,000	1,378,619
Nippon Telegraph & Telephone (A)	29,000	1,206,385
ORIX (A)	101,000	1,434,320
Toho Holdings (A)	47,000	1,102,133

		12,169,547

NETHERLANDS — 3.1%
Koninklijke Ahold Delhaize	44,350	1,067,488
NN Group	32,500	1,415,072

		2,482,560

SOUTH KOREA — 3.3%
LG Display ADR	70,000	584,500
POSCO ADR	18,000	993,060
Shinhan Financial Group ADR	28,394	1,076,133

		2,653,693

SPAIN — 4.5%
ACS Actividades de Construccion y Servicios	30,800	1,413,943
Banco Bilbao Vizcaya Argentaria	130,000	789,991
Repsol	80,437	1,365,006

		3,568,940

SWITZERLAND — 4.4%
Logitech International	27,900	1,090,864
Partners Group Holding	1,300	979,322
Temenos	8,700	1,446,371

		3,516,557

TURKEY — 1.1%
Turkcell Iletisim Hizmetleri	400,000	837,956

UNITED KINGDOM — 10.6%
3i Group	88,000	1,228,422
Anglo American	60,500	1,563,168
Intertek Group	11,000	767,405
Legal & General Group	298,000	1,081,065
Next	15,000	1,127,831
Rightmove	174,220	1,228,153
Tate & Lyle	136,000	1,361,295

		8,357,339

Total Common Stock (Cost $69,301,061)		76,026,906

Total Investments — 96.0% (Cost $69,301,061)		$76,026,906

Percentages are based on Net Assets of $79,166,859.

*	Non-income producing security.
(A)

Security is fair valued using methods determined in good faith by the Fair Value Committee designated by the Board of Trustees. The total market value of such securities as of April 30, 2019 was $12,169,547 and represented 15.4% of net assets of the Fund.

ADR — American Depositary Receipt

Cl — Class

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Australia	$5,067,208	$—	$—	$5,067,208
Austria	1,124,689	—	—	1,124,689
Belgium	1,141,709	—	—	1,141,709
Brazil	836,500	—	—	836,500
Canada	3,671,567	—	—	3,671,567
Chile	1,432,080	—	—	1,432,080
China	1,471,608	—	—	1,471,608
Czech Republic	1,302,306	—	—	1,302,306
Denmark	1,979,283	—	—	1,979,283
Finland	1,667,181	—	—	1,667,181
France	5,425,473	—	—	5,425,473
Germany	2,139,034	—	—	2,139,034
Hong Kong	8,512,954	—	—	8,512,954
India	1,094,000	—	—	1,094,000
Indonesia	1,468,982	—	—	1,468,982
Israel	1,296,894	—	—	1,296,894
Italy	2,808,846	—	—	2,808,846
Japan	—	12,169,547	—	12,169,547
Netherlands	2,482,560	—	—	2,482,560
South Korea	2,653,693	—	—	2,653,693
Spain	3,568,940	—	—	3,568,940
Switzerland	3,516,557	—	—	3,516,557
Turkey	837,956	—	—	837,956
United Kingdom	8,357,339	—	—	8,357,339

Total Common Stock	63,857,359	12,169,547	—	76,026,906

Total Investments in Securities	$63,857,359	$12,169,547	$—	$76,026,906

‡ All Japanese securities were deemed temporarily illiquid due to extended holiday market closure. The total temporarily illiquid securities represent 15.4% of Net Assets. Total value of these securities is $12,169,547. For the period ended April 30, 2019, securities with a total value of $12,169,547 transferred from Level 1 to Level 2 assets and liabilities as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended April 30, 2019, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Core Bond Fund	Limited Duration Fund	Large Cap Growth Fund
Assets:
Cost of securities	$82,185,589	$93,965,354	$57,484,361

Investments in securities at value	$82,263,173	$93,970,229	$65,669,287
Cash	1,148,709	516,457	2,232,479
Receivable for investment securities sold	1,819,266	1,714,586	825,125
Dividends and Interest receivable	535,970	554,624	26,639
Receivable for capital shares sold	1,072	40	2,213
Prepaid expenses	15,240	15,935	14,323

Total Assets	85,783,430	96,771,871	68,770,066

Liabilities:
Payable for investment securities purchased	629,452	474,953	1,227,089
Payable due to administrator	12,333	13,932	9,628
Investment Adviser fees payable	2,861	5,080	24,179
Payable for capital shares redeemed	2,079	—	—
Shareholder servicing fees payable (Class S Shares)	262	—	405
Shareholder servicing fees payable (Investor Shares)	16	16	15
Payable due to trustees	240	267	183
Chief Compliance Officer fees payable	929	1,138	686
Distribution fees payable (Investor Shares)	—	146	—
Accrued expenses	36,265	40,472	31,718

Total Liabilities	684,437	536,004	1,293,903

Net Assets	$85,098,993	$96,235,867	$67,476,163

Net Assets:
Paid-in Capital	$85,742,636	$97,019,844	$56,929,054
Total Distributable Earnings/(Loss)	(643,643)	(783,977)	10,547,109

Net Assets	$85,098,993	$96,235,867	$67,476,163

I Shares:
Net Assets	$84,036,710	$96,136,233	$66,319,007
Total shares outstanding at end of year	8,491,085	9,709,938	5,218,487
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.90	$9.90	$12.71
Class S Shares:
Net Assets	$1,011,258	$12,802	$1,027,571
Total shares outstanding at end of year	102,262	1,293	80,967
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.89	$9.90	$12.69
Investor Shares:
Net Assets	$51,025	$86,832	$129,585
Total shares outstanding at end of year	5,161	8,777	10,249
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.89	$9.89	$12.64

*  Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Large Cap Value Fund	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$53,405,866	$77,839,097	$69,301,061

Investments in securities at value	$63,099,815	$85,502,434	$76,026,906
Cash	1,623,273	2,237,504	2,706,296
Foreign currency (Cost $–, $– and $32,695, respectively)	—	—	32,887
Dividends and Interest receivable	43,096	10,226	375,574
Tax reclaim receivable	4,366	—	102,354
Receivable for capital shares sold	1,061	323	41
Receivable for investment securities sold	—	391,459	—
Prepaid expenses	14,304	15,417	15,138

Total Assets	64,785,915	88,157,363	79,259,196

Liabilities:
Investment Adviser fees payable	22,785	44,375	41,515
Payable due to administrator	9,274	12,472	11,402
Chief Compliance Officer fees payable	660	881	770
Payable due to trustees	188	36	111
Distribution fees payable (Investor Shares)	75	140	31
Shareholder servicing fees payable (Class S Shares)	6	17	71
Shareholder servicing fees payable (Investor Shares)	15	16	12
Payable for capital shares redeemed	1	21	1,432
Payable for investment securities purchased	—	663,522	—
Accrued expenses	30,140	35,091	36,993

Total Liabilities	63,144	756,571	92,337

Net Assets	$64,722,771	$87,400,792	$79,166,859

Net Assets:
Paid-in Capital	$55,514,873	$81,863,470	$71,173,615
Total Distributable Earnings	9,207,898	5,537,322	7,993,244

Net Assets	$64,722,771	$87,400,792	$79,166,859

I Shares:
Net Assets	$64,317,758	$87,072,764	$78,966,824
Total shares outstanding at end of year	5,181,479	8,140,762	6,879,799
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$12.41	$10.70	$11.48
Class S Shares:
Net Assets	$232,022	$241,249	$172,319
Total shares outstanding at end of year	18,696	22,611	15,038
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$12.41	$10.67	$11.46
Investor Shares:
Net Assets	$172,991	$86,779	$27,715
Total shares outstanding at end of year	13,949	8,164	2,417
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$12.40	$10.63	$11.47

*  Redemption price per share may vary depending on the length of time shares are held.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	Core Bond Fund	Limited Duration Fund	Large Cap Growth Fund
Investment Income
Dividends	$—	$—	$318,713
Interest	1,478,762	1,397,392	13,448
Less: Foreign Taxes Withheld	—	—	(954)

Total Investment Income	1,478,762	1,397,392	331,207

Expenses
Investment Advisory Fees	163,008	188,252	180,857
Administration Fees	76,197	88,045	56,287
Trustees’ Fees	4,941	5,937	3,752
Chief Compliance Officer Fees	1,814	2,115	1,364
Shareholder Servicing Fees (Class S Shares)	485	5	466
Distribution Fees (Investor Shares)	63	107	136
Transfer Agent Fees	35,308	36,694	33,676
Audit Fees	13,191	13,191	12,100
Pricing Fees	12,778	13,883	2,727
Registration & Filing Fees	11,965	11,555	11,677
Legal Fees	10,630	12,641	7,971
Printing Fees	7,115	8,078	5,104
Custodian Fees	1,263	1,776	1,579
Other Expenses	8,913	10,340	6,799

Total Expenses	347,671	392,619	324,495

Less:
Investment Advisory Fees Waiver	(143,912)	(157,244)	(53,209)

Net Expenses	203,759	235,375	271,286

Net Investment Income	1,275,003	1,162,017	59,921

Net Realized Gain (Loss) on Investments	(125,848)	(128,433)	2,382,256
Net Change in Unrealized Appreciation on Investments	3,042,895	1,218,505	3,310,796

Net Gain on Investments	2,917,047	1,090,072	5,693,052

Net Increase in Net Assets from Operations	$4,192,050	$2,252,089	$5,752,973

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
FOR THE SIX MONTHS ENDED
APRIL 30, 2019 (Unaudited)

STATEMENTS OF OPERATIONS

	Large Cap Value Fund	Small Cap Fund	International Equity Fund
Investment Income
Dividends	$750,760	$372,938	$980,627
Interest	21,193	13,028	17,690
Less: Foreign Taxes Withheld	—	(1,718)	(132,305)

Total Investment Income	771,953	384,248	866,012

Expenses
Investment Advisory Fees	177,250	291,052	317,402
Administration Fees	55,184	74,982	65,853
Trustees’ Fees	3,617	4,883	4,213
Chief Compliance Officer Fees	1,324	1,734	1,531
Distribution Fees (Investor Shares)	173	98	32
Shareholder Servicing Fees (Class S Shares)	107	187	77
Transfer Agent Fees	33,723	35,590	34,393
Audit Fees	12,100	12,100	12,100
Registration & Filing Fees	11,246	12,331	11,356
Legal Fees	7,724	10,330	8,994
Printing Fees	4,983	6,500	5,797
Pricing Fees	2,650	3,472	5,446
Custodian Fees	1,158	2,690	7,899
Other Expenses	6,606	8,574	7,654

Total Expenses	317,845	464,523	482,747

Less:
Investment Advisory Fees Waiver	(51,968)	(42,996)	(94,798)

Net Expenses	265,877	421,527	387,949

Net Investment Income (Loss)	506,076	(37,279)	478,063

Net Realized Gain (Loss) on Investments	(505,041)	(1,929,841)	1,114,553
Net Realized Gain (Loss) on Foreign Currency Transactions	—	—	(5,414)
Net Change in Unrealized Appreciation on Investments	5,133,731	7,186,886	4,506,952
Net Change in Unrealized Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	—	(1,089)

Net Gain on Investments and Foreign Currency Transactions	4,628,690	5,257,045	5,615,002

Net Increase in Net Assets from Operations	$5,134,766	$5,219,766	$6,093,065

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
CORE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,275,003	$2,122,287
Net Realized Loss on Investments	(125,848)	(589,210)
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,042,895	(3,142,304)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,192,050	(1,609,227)

Distributions:
I Shares^	(1,277,094)	(2,121,294)
Class S Shares	(14,744)	(22,787)
Investor Shares	(735)	(1,511)

Total Distributions	(1,292,573)	(2,145,592)

Capital Share Transactions:
I Shares^
Issued	3,078,844	13,813,889
Reinvestment of Dividends	1,261,552	2,111,285
Redeemed	(1,434,335)	(1,514,023)

Net Increase in Net Assets from I Shares Transactions	2,906,061	14,411,151

Class S Shares
Issued	46,842	1,304,569
Reinvestment of Dividends	14,744	22,786
Redeemed	(134,224)	(243,319)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(72,638)	1,084,036

Investor Shares
Issued	2,051	35,065
Reinvestment of Dividends	735	1,511
Redeemed	(5,625)	(15,022)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(2,839)	21,554

Net Increase in Net Assets from Capital Share Transactions	2,830,584	15,516,741

Total Increase in Net Assets	5,730,061	11,761,922
Net Assets:
Beginning of Period	79,368,932	67,607,010

End of Period	$85,098,993	$79,368,932

Share Transactions:
I Shares^
Issued	317,041	1,396,206
Reinvestment of Dividends	129,363	216,321
Redeemed	(147,398)	(155,059)

Total Increase in I Shares	299,006	1,457,468

Class S Shares
Issued	4,813	131,490
Reinvestment of Dividends	1,513	2,351
Redeemed	(14,001)	(24,999)

Total Increase (Decrease) in Class S Shares	(7,675)	108,842

Investor Shares
Issued	209	3,582
Reinvestment of Dividends	76	155
Redeemed	(584)	(1,562)

Total Increase (Decrease) in Investor Shares	(299)	2,175

Net Increase in Shares Outstanding	291,032	1,568,485

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—” are $0 or have been rounded to $0

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$1,162,017	$2,067,371
Net Realized Loss on Investments	(128,433)	(583,326)
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,218,505	(1,053,041)

Net Increase in Net Assets Resulting from Operations	2,252,089	431,004

Distributions:
I Shares^	(1,186,696)	(2,060,718)
Class S Shares	(144)	(220)
Investor Shares	(982)	(1,614)

Total Distributions	(1,187,822)	(2,062,552)

Capital Share Transactions:
I Shares^
Issued	2,788,774	22,554,511
Reinvestment of Dividends	1,175,497	2,047,912
Redeemed	(3,284,163)	(12,362,017)

Net Increase in Net Assets from I Shares Transactions	680,108	12,240,406

Class S Shares
Issued	1,478	1,055
Reinvestment of Dividends	144	219
Redeemed	(404)	(49)

Net Increase in Net Assets from Class S Shares Transactions	1,218	1,225

Investor Shares
Issued	650	18,565
Reinvestment of Dividends	982	1,614
Redeemed	(2,800)	(5,069)

Net Increase (Decrease) in Net Assets from Investor Shares Transactions	(1,168)	15,110

Net Increase in Net Assets from Capital Share Transactions	680,158	12,256,741

Total Increase in Net Assets	1,744,425	10,625,193
Net Assets:
Beginning of Period	94,491,442	83,866,249

End of Period	$96,235,867	$94,491,442

Share Transactions:
I Shares^
Issued	283,272	2,278,122
Reinvestment of Dividends	119,668	208,566
Redeemed	(333,536)	(1,260,090)

Total Increase in I Shares	69,404	1,226,598

Class S Shares
Issued	149	108
Reinvestment of Dividends	15	22
Redeemed	(41)	(5)

Total Increase in Class S Shares	123	125

Investor Shares
Issued	66	1,882
Reinvestment of Dividends	100	165
Redeemed	(286)	(518)

Total Increase (Decrease) in Investor Shares	(120)	1,529

Net Increase in Shares Outstanding	69,407	1,228,252

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$59,921	$23,119
Net Realized Gain on Investments	2,382,256	6,636,546
Net Change in Unrealized Appreciation (Depreciation) on Investments	3,310,796	(2,667,510)

Net Increase in Net Assets Resulting from Operations	5,752,973	3,992,155

Distributions:
I Shares^	(6,471,193)	(428,144)
Class S Shares	(101,826)	(224)
Investor Shares	(12,592)	(258)

Total Distributions	(6,585,611)	(428,626)

Capital Share Transactions:
I Shares^
Issued	2,377,864	9,828,754
Reinvestment of Dividends	6,421,009	427,503
Redeemed	(680,689)	(1,779,820)

Net Increase in Net Assets from I Shares Transactions	8,118,184	8,476,437

Class S Shares
Issued	67,644	1,055,654
Reinvestment of Dividends	101,826	223
Redeemed	(56,135)	(112,717)

Net Increase in Net Assets from Class S Shares Transactions	113,335	943,160

Investor Shares
Issued	65,286	33,088
Reinvestment of Dividends	12,592	258
Redeemed	(4,119)	(13,260)

Net Increase in Net Assets from Investor Shares Transactions	73,759	20,086

Net Increase in Net Assets from Capital Share Transactions	8,305,278	9,439,683

Total Increase in Net Assets	7,472,640	13,003,212
Net Assets:
Beginning of Period	60,003,523	47,000,311

End of Period	$67,476,163	$60,003,523

Share Transactions:
I Shares^
Issued	197,658	753,001
Reinvestment of Dividends	617,311	33,500
Redeemed	(56,275)	(129,251)

Total Increase in I Shares	758,694	657,250

Class S Shares
Issued	5,660	77,475
Reinvestment of Dividends	9,809	17
Redeemed	(4,628)	(8,364)

Total Increase in Class S Shares	10,841	69,128

Investor Shares
Issued	5,046	2,521
Reinvestment of Dividends	1,218	21
Redeemed	(347)	(906)

Total Increase in Investor Shares	5,917	1,636

Net Increase in Shares Outstanding	775,452	728,014

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$506,076	$811,610
Net Realized Gain (Loss) on Investments	(505,041)	1,334,075
Net Change in Unrealized Appreciation (Depreciation) on Investments	5,133,731	(1,073,680)

Net Increase in Net Assets Resulting from Operations	5,134,766	1,072,005

Distributions:
I Shares^	(1,490,135)	(1,513,966)
Class S Shares	(5,349)	(2,595)
Investor Shares	(3,221)	(1,255)

Total Distributions	(1,498,705)	(1,517,816)

Capital Share Transactions:
I Shares^
Issued	3,743,342	11,645,659
Reinvestment of Dividends	1,472,199	1,507,210
Redeemed	(1,359,825)	(2,248,802)

Net Increase in Net Assets from I Shares Transactions	3,855,716	10,904,067

Class S Shares
Issued	13,602	242,393
Reinvestment of Dividends	5,350	2,595
Redeemed	(12,396)	(27,647)

Net Increase in Net Assets from Class S Shares Transactions	6,556	217,341

Investor Shares
Issued	109,092	48,462
Reinvestment of Dividends	3,221	1,255
Redeemed	(10,564)	(22,260)

Net Increase in Net Assets from Investor Shares Transactions	101,749	27,457

Net Increase in Net Assets from Capital Share Transactions	3,964,021	11,148,865

Total Increase in Net Assets	7,600,082	10,703,054
Net Assets:
Beginning of Period	57,122,689	46,419,635

End of Period	$64,722,771	$57,122,689

Share Transactions:
I Shares^
Issued	317,314	955,231
Reinvestment of Dividends	137,023	124,022
Redeemed	(116,186)	(182,957)

Total Increase in I Shares	338,151	896,296

Class S Shares
Issued	1,157	19,145
Reinvestment of Dividends	499	213
Redeemed	(1,081)	(2,327)

Total Increase in Class S Shares	575	17,031

Investor Shares
Issued	9,508	3,977
Reinvestment of Dividends	300	103
Redeemed	(907)	(1,820)

Total Increase in Investor Shares	8,901	2,260

Net Increase in Shares Outstanding	347,627	915,587

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Loss	$(37,279)	$(83,816)
Net Realized Gain (Loss) on Investments	(1,929,841)	8,280,325
Net Change in Unrealized Appreciation (Depreciation) on Investments	7,186,886	(10,795,345)

Net Increase (Decrease) in Net Assets Resulting from Operations	5,219,766	(2,598,836)

Distributions:
I Shares^	(8,228,591)	(3,723,586)
Class S Shares	(37,638)	(9,546)
Investor Shares	(8,088)	(3,753)

Total Distributions	(8,274,317)	(3,736,885)

Capital Share Transactions:
I Shares^
Issued	2,535,237	8,111,512
Reinvestment of Dividends	8,206,401	3,722,025
Redeemed	(665,899)	(1,689,953)

Net Increase in Net Assets from I Shares Transactions	10,075,739	10,143,584

Class S Shares
Issued	112,055	147,324
Reinvestment of Dividends	34,007	9,545
Redeemed	(212,472)	(10,106)

Net Increase (Decrease) in Net Assets from Class S Shares Transactions	(66,410)	146,763

Investor Shares
Issued	3,676	10,804
Reinvestment of Dividends	8,089	3,754
Redeemed	(1,897)	(6,069)

Net Increase in Net Assets from Investor Shares Transactions	9,868	8,489

Net Increase in Net Assets from Capital Share Transactions	10,019,197	10,298,836

Total Increase in Net Assets	6,964,646	3,963,115
Net Assets:
Beginning of Period	80,436,146	76,473,031

End of Period	$87,400,792	$80,436,146

Share Transactions:
I Shares^
Issued	241,098	658,127
Reinvestment of Dividends	937,839	307,834
Redeemed	(62,246)	(138,437)

Total Increase in I Shares	1,116,691	827,524

Class S Shares
Issued	10,789	11,982
Reinvestment of Dividends	3,895	790
Redeemed	(20,206)	(816)

Total Increase (Decrease) in Class S Shares	(5,522)	11,956

Investor Shares
Issued	356	895
Reinvestment of Dividends	930	311
Redeemed	(184)	(484)

Total Increase in Investor Shares	1,102	722

Net Increase in Shares Outstanding	1,112,271	840,202

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018
Operations:
Net Investment Income	$478,063	$1,308,606
Net Realized Gain on Investments	1,114,553	2,983,697
Net Realized Loss on Foreign Currency Transactions	(5,414)	(31,310)
Net Change in Unrealized Appreciation (Depreciation) on Investments	4,506,952	(8,989,867)
Net Change in Unrealized Depreciation on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(1,089)	(6,330)

Net Increase (Decrease) in Net Assets Resulting from Operations	6,093,065	(4,735,204)

Distributions
I Shares^	(1,889,784)	(1,377,454)
Class S Shares	(4,060)	(1,594)
Investor Shares	(656)	(551)

Total Distributions	(1,894,500)	(1,379,599)

Capital Share Transactions:
I Shares^
Issued	6,531,300	10,424,018
Reinvestment of Dividends	1,888,248	1,373,960
Redeemed	(780,668)	(1,461,782)

Net Increase in Net Assets from I Shares Transactions	7,638,880	10,336,196

Class S Shares
Issued	11,205	158,532
Reinvestment of Dividends	4,061	1,594
Redeemed	(889)	(27,581)

Net Increase in Net Assets from Class S Shares Transactions	14,377	132,545

Investor Shares
Issued	1,209	8,940
Reinvestment of Dividends	656	551
Redeemed	(1,359)	(5,791)

Net Increase in Net Assets from Investor Shares Transactions	506	3,700

Net Increase in Net Assets from Capital Share Transactions	7,653,763	10,472,441

Total Increase in Net Assets	11,852,328	4,357,638
Net Assets:
Beginning of Period	67,314,531	62,956,893

End of Period	$79,166,859	$67,314,531

Share Transactions:
I Shares^
Issued	575,197	863,648
Reinvestment of Dividends	186,338	116,366
Redeemed	(70,411)	(121,513)

Total Increase in I Shares	691,124	858,501

Class S Shares
Issued	998	13,673
Reinvestment of Dividends	401	135
Redeemed	(83)	(2,361)

Total Increase in Class S Shares	1,316	11,447

Investor Shares
Issued	107	731
Reinvestment of Dividends	65	47
Redeemed	(127)	(490)

Total Increase in Investor Shares	45	288

Net Increase in Shares Outstanding	692,485	870,236

^  Effective March 1, 2018, Institutional Shares were renamed as I Shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

FINANCIAL HIGHLIGHTS

	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Year or Period
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †
Core Bond Fund
I Shares^
2019@	$9.55	$0.15	$0.35	$0.50		$(0.15)	$—	$—	$(0.15)	$9.90	5.30%	$84,037	0.50%	0.85%	3.13%	22%
2018	$10.03	$0.27	$(0.48)	$(0.21)		$(0.27)	$—	$—	$(0.27)	$9.55	(2.08)%	$78,267	0.50%	0.87%	2.78%	45%
2017	$10.08	$0.25	$(0.04)	$0.21		$(0.26)	$—	$—	$(0.26)	$10.03	2.16%	$67,563	0.50%	1.04%	2.52%	37%
2016	$9.86	$0.20	$0.25	$0.45		$(0.23)	$—	$—	$(0.23)	$10.08	4.59%	$49,760	0.53%	1.19%	2.04%	55%
2015(1)	$10.00	$0.13	$(0.15)	$(0.02)		$(0.12)	$—	$—	$(0.12)	$9.86	(0.18)%	$41,487	0.60%	1.19%	1.87%	68%

Class S Shares
2019@	$9.55	$0.15	$0.34	$0.49		$(0.15)	$—	$—	$(0.15)	$9.89	5.14%	$1,011	0.60%	0.95%	3.03%	22%
2018	$10.03	$0.27	$(0.48)	$(0.21)		$(0.27)	$—	$—	$(0.27)	$9.55	(2.14)%	$1,050	0.57%	0.94%	2.77%	45%
2017	$10.07	$0.25	$(0.03)	$0.22		$(0.26)	$—	$—	$(0.26)	$10.03	2.28%	$11	0.50%	1.05%	2.52%	37%
2016	$9.86	$0.20	$0.24	$0.44		$(0.23)	$—	$—	$(0.23)	$10.07	4.45%	$11	0.58%	1.23%	2.00%	55%
2015(2)	$9.78	$0.05	$0.09	$0.14		$(0.06)	$—	$—	$(0.06)	$9.86	1.39%	$10	0.63%	1.31%	1.64%	68%

Investor Shares
2019@	$9.54	$0.14	$0.35	$0.49		$(0.14)	$—	$—	$(0.14)	$9.89	5.17%	$51	0.75%	1.10%	2.88%	22%
2018	$10.03	$0.25	$(0.49)	$(0.24)		$(0.25)	$—	$—	$(0.25)	$9.54	(2.42)%	$52	0.75%	1.12%	2.55%	45%
2017	$10.07	$0.22	$(0.03)	$0.19		$(0.23)	$—	$—	$(0.23)	$10.03	1.96%	$33	0.80%	1.33%	2.21%	37%
2016(3)	$10.12	$0.04	$(0.04)	$—		$(0.05)	$—	$—	$(0.05)	$10.07	(0.01)%	$10	0.88%	1.62%	1.15%	55%

Limited Duration Fund‡
I Shares^
2019@	$9.79	$0.12	$0.11	$0.23		$(0.12)	$—	$—	$(0.12)	$9.90	2.40%	$96,136	0.50%	0.83%	2.47%	45%
2018	$9.96	$0.21	$(0.17)	$0.04		$(0.21)	$—	$—	$(0.21)	$9.79	0.37%	$94,393	0.50%	0.84%	2.12%	79%
2017	$10.01	$0.16	$(0.05)	$0.11		$(0.16)	$—	$—	$(0.16)	$9.96	1.10%	$83,783	0.50%	1.01%	1.61%	94%
2016	$9.99	$0.11	$0.02	$0.13		$(0.11)	$—	$—	$(0.11)	$10.01	1.35%	$51,933	0.53%	1.19%	1.09%	76%
2015(1)	$10.00	$0.05	$(0.01)	$0.04		$(0.05)	$—	$—	$(0.05)	$9.99	0.36%	$39,696	0.60%	1.22%	0.77%	77%

Class S Shares
2019@	$9.79	$0.12	$0.11	$0.23		$(0.12)	$—	$—	$(0.12)	$9.90	2.35%	$13	0.59%	0.92%	2.38%	45%
2018	$9.96	$0.20	$(0.17)	$0.03		$(0.20)	$—	$—	$(0.20)	$9.79	0.32%	$11	0.58%	0.92%	2.05%	79%
2017	$10.01	$0.16	$(0.05)	$0.11		$(0.16)	$—	$—	$(0.16)	$9.96	1.12%	$10	0.50%	1.01%	1.60%	94%
2016	$9.99	$0.10	$0.02	$0.12		$(0.10)	$—	$—	$(0.10)	$10.01	1.24%	$10	0.59%	1.18%	0.98%	76%
2015(2)	$9.99	$0.02	$—	$0.02		$(0.02)	$—	$—	$(0.02)	$9.99	0.24%	$151	0.65%	1.48%	0.71%	77%

Investor Shares
2019@	$9.78	$0.11	$0.11	$0.22		$(0.11)	$—	$—	$(0.11)	$9.89	2.28%	$87	0.75%	1.08%	2.22%	45%
2018	$9.95	$0.18	$(0.17)	$0.01		$(0.18)	$—	$—	$(0.18)	$9.78	0.12%	$87	0.75%	1.09%	1.87%	79%
2017	$10.01	$0.14	$(0.07)	$0.07		$(0.13)	$—	$—	$(0.13)	$9.95	0.72%	$73	0.79%	1.26%	1.37%	94%
2016(3)	$10.02	$0.02	$(0.01)	$0.01		$(0.02)	$—	$—	$(0.02)	$10.01	0.14%	$10	0.89%	1.64%	0.64%	76%

Large Cap Growth Fund
I Shares^
2019@	$13.23	$0.01	$0.91	$0.92		$(0.01)	$(1.43)	$—	$(1.44)	$12.71	9.37%	$66,319	0.90%	1.07%	0.20%	57%
2018	$12.35	$0.01	$0.97	$0.98		$(0.01)	$(0.09)	$—	$(0.10)	$13.23	8.01%	$59,020	0.90%	1.10%	0.04%	118%
2017	$9.79	$0.02	$2.57	$2.59		$(0.03)	$—	$—	$(0.03)	$12.35	26.45%	$46,955	0.90%	1.34%	0.16%	86%
2016	$10.01	$0.03	$(0.22)	$(0.19)		$(0.03)	$—	$—	$(0.03)	$9.79	(1.87)%	$27,879	0.90%	1.55%	0.34%	75%
2015(1)	$10.00	$0.01	$0.01	$0.02		$(0.01)	$—	$—	$(0.01)	$10.01	0.16%	$22,118	0.90%	1.61%	0.08%	66%

Class S Shares
2019@	$13.22	$0.01	$0.90	$0.91		$(0.01)	$(1.43)	$—	$(1.44)	$12.69	9.26%	$1,028	1.00%	1.17%	0.10%	57%
2018	$12.34	$(0.01)	$0.99	$0.98		$(0.01)	$(0.09)	$—	$(0.10)	$13.22	7.99%	$927	0.97%	1.17%	(0.06)%	118%
2017	$9.78	$0.02	$2.57	$2.59		$(0.03)	$—	$—	$(0.03)	$12.34	26.47%	$12	0.90%	1.34%	0.17%	86%
2016	$10.00	$0.03	$(0.22)	$(0.19)		$(0.03)	$—	$—	$(0.03)	$9.78	(1.91)%	$10	0.93%	1.58%	0.30%	75%
2015(2)	$10.22	$—	$(0.22)	$(0.22)		$—	$—	$—	$—	$10.00	(2.12)%	$10	0.93%	1.79%	0.03%	66%

Investor Shares
2019@	$13.18	$(0.01)	$0.91	$0.90		$(0.01)	$(1.43)	$—	$(1.44)	$12.64	9.19%	$129	1.15%	1.33%	(0.11)%	57%
2018	$12.32	$(0.03)	$0.98	$0.95	$	—#	$(0.09)	$—	$(0.09)	$13.18	7.76%	$57	1.15%	1.35%	(0.24)%	118%
2017	$9.78	$(0.02)	$2.56	$2.54		$—	$—	$—	$—	$12.32	26.00%	$33	1.20%	1.63%	(0.19)%	86%
2016(3)	$9.61	$—	$0.17	$0.17		$—	$—	$—	$—	$9.78	1.78%	$10	1.27%	1.96%	(0.03)%	75%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return †	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover †
Large Cap Value Fund
I Shares^
2019@	$11.74	$0.10	$0.86	$0.96		$(0.09)	$(0.20)	$—	$(0.29)	$12.41	8.65%	$64,318	0.90%	1.08%	1.71%	17%
2018	$11.75	$0.18	$0.16	$0.34		$(0.18)	$(0.17)	$—	$(0.35)	$11.74	2.77%	$56,851	0.90%	1.11%	1.45%	56%
2017	$9.71	$0.16	$2.03	$2.19		$(0.15)	$—	$—	$(0.15)	$11.75	22.67%	$46,374	0.90%	1.33%	1.41%	46%
2016	$9.58	$0.16	$0.13	$0.29		$(0.16)	$—	$—	$(0.16)	$9.71	3.11%	$28,109	0.90%	1.54%	1.66%	57%
2015(1)	$10.00	$0.09	$(0.43)	$(0.34)		$(0.08)	$—	$—	$(0.08)	$9.58	(3.36)%	$21,376	0.90%	1.62%	1.33%	54%

Class S Shares
2019@	$11.74	$0.09	$0.87	$0.96		$(0.09)	$(0.20)	$—	$(0.29)	$12.41	8.60%	$232	1.00%	1.18%	1.62%	17%
2018	$11.75	$0.16	$0.16	$0.32		$(0.16)	$(0.17)	$—	$(0.33)	$11.74	2.64%	$213	1.04%	1.25%	1.32%	56%
2017	$9.71	$0.15	$2.04	$2.19		$(0.15)	$—	$—	$(0.15)	$11.75	22.66%	$13	0.92%	1.35%	1.39%	46%
2016	$9.58	$0.16	$0.13	$0.29		$(0.16)	$—	$—	$(0.16)	$9.71	3.07%	$10	0.94%	1.58%	1.65%	57%
2015(2)	$9.92	$0.03	$(0.34)	$(0.31)		$(0.03)	$—	$—	$(0.03)	$9.58	(3.10)%	$10	0.93%	1.80%	1.07%	54%

Investor Shares
2019@	$11.73	$0.08	$0.87	$0.95		$(0.08)	$(0.20)	$—	$(0.28)	$12.40	8.55%	$173	1.15%	1.33%	1.32%	17%
2018	$11.74	$0.15	$0.16	$0.31		$(0.15)	$(0.17)	$—	$(0.32)	$11.73	2.53%	$59	1.15%	1.36%	1.18%	56%
2017	$9.71	$0.12	$2.03	$2.15		$(0.12)	$—	$—	$(0.12)	$11.74	22.23%	$33	1.20%	1.62%	1.05%	46%
2016(3)	$9.36	$0.03	$0.35	$0.38		$(0.03)	$—	$—	$(0.03)	$9.71	4.07%	$10	1.27%	1.95%	0.90%	57%

Small Cap Fund††
I Shares^
2019@	$11.39	$(0.01)	$0.48	$0.47	$	—#	$(1.16)	$—	$(1.16)	$10.70	6.46%	$87,073	1.05%	1.16%	(0.10)%	28%
2018	$12.30	$(0.01)	$(0.31)	$(0.32)		$(0.01)	$(0.58)	$—	$(0.59)	$11.39	(2.90)%	$80,036	1.05%	1.17%	(0.10)%	92%
2017	$9.62	$—	$2.69	$2.69		$(0.01)	$—	$—	$(0.01)	$12.30	28.01%	$76,196	1.05%	1.33%	0.03%	108%
2016	$9.91	$0.02	$(0.29)	$(0.27)		$(0.01)	$—	$(0.01)	$(0.02)	$9.62	(2.75)%	$43,385	1.05%	1.51%	0.17%	83%
2015(1)	$10.00	$—	$(0.08)	$(0.08)		$—	$—	$(0.01)	$(0.01)	$9.91	(0.80)%	$40,350	1.05%	1.49%	0.01%	64%

Class S Shares
2019@	$11.37	$(0.01)	$0.47	$0.46	$	—#	$(1.16)	$—	$(1.16)	$10.67	6.35%	$241	1.15%	1.25%	(0.21)%	28%
2018	$12.29	$(0.03)	$(0.31)	$(0.34)	$	—#	$(0.58)	$—	$(0.58)	$11.37	(3.02)%	$320	1.20%	1.32%	(0.25)%	92%
2017	$9.62	$(0.01)	$2.69	$2.68		$(0.01)	$—	$—	$(0.01)	$12.29	27.88%	$199	1.09%	1.36%	(0.06)%	108%
2016	$9.91	$0.01	$(0.28)	$(0.27)		$(0.01)	$—	$(0.01)	$(0.02)	$9.62	(2.77)%	$9	1.09%	1.55%	0.13%	83%
2015(2)	$10.55	$(0.01)	$(0.63)	$(0.64)		$—	$—	$—	$—	$9.91	(6.07)%	$10	1.09%	1.65%	(0.34)%	64%

Investor Shares
2019@	$11.34	$(0.02)	$0.47	$0.45		$—	$(1.16)	$—	$(1.16)	$10.63	6.25%	$87	1.30%	1.41%	(0.35)%	28%
2018	$12.27	$(0.04)	$(0.31)	$(0.35)		$—	$(0.58)	$—	$(0.58)	$11.34	(3.11)%	$80	1.30%	1.42%	(0.36)%	92%
2017	$9.61	$(0.04)	$2.70	$2.66		$—	$—	$—	$—	$12.27	27.68%	$78	1.34%	1.61%	(0.33)%	108%
2016(3)	$9.35	$(0.01)	$0.27	$0.26		$—	$—	$—	$—	$9.61	2.81%	$10	1.41%	1.93%	(0.38)%	83%

International Equity Fund
I Shares^
2019@	$10.85	$0.07	$0.86	$0.93		$(0.03)	$(0.27)	$—	$(0.30)	$11.48	8.95%	$78,967	1.10%	1.37%	1.36%	19%
2018	$11.80	$0.22	$(0.94)	$(0.72)		$(0.23)	$—	$—	$(0.23)	$10.85	(6.24)%	$67,140	1.10%	1.39%	1.86%	45%
2017	$9.35	$0.16	$2.46	$2.62		$(0.17)	$—	$—	$(0.17)	$11.80	28.20%	$62,905	1.10%	1.56%	1.58%	40%
2016	$9.13	$0.15	$0.22	$0.37		$(0.15)	$—	$—	$(0.15)	$9.35	4.12%	$44,282	1.10%	1.71%	1.65%	55%
2015(1)	$10.00	$0.15	$(0.90)	$(0.75)		$(0.12)	$—	$—	$(0.12)	$9.13	(7.50)%	$37,748	1.10%	1.71%	2.36%	30%

Class S Shares
2019@	$10.84	$0.07	$0.85	$0.92		$(0.03)	$(0.27)	$—	$(0.30)	$11.46	8.81%	$172	1.20%	1.47%	1.28%	19%
2018	$11.80	$0.20	$(0.94)	$(0.74)		$(0.22)	$—	$—	$(0.22)	$10.84	(6.44)%	$149	1.24%	1.53%	1.70%	45%
2017	$9.35	$0.18	$2.44	$2.62		$(0.17)	$—	$—	$(0.17)	$11.80	28.18%	$27	1.11%	1.57%	1.66%	40%
2016	$9.12	$0.15	$0.22	$0.37		$(0.14)	$—	$—	$(0.14)	$9.35	4.20%	$9	1.13%	1.74%	1.63%	55%
2015(2)	$9.82	$0.03	$(0.71)	$(0.68)		$(0.02)	$—	$—	$(0.02)	$9.12	(6.88)%	$9	1.14%	1.80%	1.03%	30%

Investor Shares
2019@	$10.84	$0.06	$0.86	$0.92		$(0.02)	$(0.27)	$—	$(0.29)	$11.47	8.82%	$28	1.35%	1.62%	1.08%	19%
2018	$11.79	$0.21	$(0.96)	$(0.75)		$(0.20)	$—	$—	$(0.20)	$10.84	(6.48)%	$26	1.35%	1.64%	1.74%	45%
2017	$9.35	$0.14	$2.44	$2.58		$(0.14)	$—	$—	$(0.14)	$11.79	27.72%	$25	1.39%	1.85%	1.32%	40%
2016(3)	$8.68	$—	$0.68	$0.68		$(0.01)	$—	$—	$(0.01)	$9.35	7.80%	$11	1.47%	2.14%	0.12%	55%

*	Per share data calculated using the average shares method.
†

Total return and portfolio turnover are for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Effective March 1, 2018, Institutional Shares were renamed as I Shares.
‡	Effective March 1, 2018, Limited Duration Bond Fund was renamed as Limited Duration Fund.
††	Effective March 1, 2018, Small Cap Equity Fund was renamed as Small Cap Fund.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

#	Amount is less than $0.005.
@	For the six-month period ended April 30, 2019 (unaudited). All ratios for the period have been annualized.
(1)	Commenced operations on February 27, 2015. All ratios for the period have been annualized.
(2)	Commenced operations on July 14, 2015. All ratios for the period have been annualized.
(3)	Commenced operations on June 30, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the Catholic Investor Core Bond Fund (“Core Bond Fund”), Catholic Investor Limited Duration Fund (“Limited Duration Fund”), Catholic Investor Large Cap Growth Fund (“Large Cap Growth Fund”), Catholic Investor Large Cap Value Fund (“Large Cap Value Fund”), Catholic Investor Small Cap Fund (“Small Cap Fund”) and Catholic Investor International Equity Fund (“International Equity Fund”) (collectively the “Funds,” individually a “Fund”), all of which are diversified Funds. The investment objective of the Core Bond Fund and Limited Duration Bond Fund is to seek current income and capital preservation. The investment objective of the Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund is to seek long-term capital appreciation. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

Effective March 1, 2018, Institutional Shares were renamed as I Shares. Additionally, effective March 1, 2018, the Funds’ names were changed from Knights of Columbus Core Bond Fund, Knights of Columbus Limited Duration Bond Fund, Knights of Columbus Large Cap Growth Fund, Knights of Columbus Large Cap Value Fund, Knights of Columbus Small Cap Equity Fund and Knights of Columbus International Equity Fund to the Catholic Investor Core Bond Fund, Catholic Investor Limited Duration Fund, Catholic Investor Large Cap Growth Fund, Catholic Investor Large Cap Value Fund, Catholic Investor Small Cap Fund and Catholic Investor International Equity Fund, respectively.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2019. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Asset Categories	Fair Value	Valuation Techniques	Unobservable Input	Input Value(s)
Corporate Obligations	$1,496,066	Fair Value Method	Spread to Average Life Swap Rates	$101.30
Mortgage-Backed Securities	$290,405	Fair Value Method	Spread to Average Life Swap Rates	$120.04

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2019, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year end, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six-month period ended April 30, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund’s maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Funds retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six-month period ended April 30, 2019, there were no redemption fees in any of the Funds. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Fund and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the six-month period ended April 30, 2019, the Funds were charged the following for these services:

Core Bond Fund	$76,197
Limited Duration Fund	88,045
Large Cap Growth Fund	56,287
Large Cap Value Fund	55,184
Small Cap Fund	74,982
International Equity Fund	65,853

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to the Investor Shares as compensation for distribution services. The Distributor will not receive any compensation for the distribution of the I Shares and the Class S Shares of the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the average daily net assets of the Funds’ Class S and Investor Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

For the six-month period ended April 30, 2019, the Funds were charged the following rates for these services:

	Class S	Investor
Core Bond Fund	0.10%	0.00%
Limited Duration Fund	0.09%	0.00%
Large Cap Growth Fund	0.10%	0.00%
Large Cap Value Fund	0.10%	0.00%
Small Cap Fund	0.10%	0.00%
International Equity Fund	0.10%	0.00%

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund at 0.40%, 0.40%, 0.60%, 0.60%, 0.725%, 0.90%, respectively, of each Fund’s average daily net assets.

Prior to February 28, 2019, class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) were not excluded expenses, and the contractual expense limits for the Funds were as follows:

	Contractual Expense Limitations I Shares	Contractual Expense Limitations Class S Shares	Contractual Expense Limitations Investor Shares
Core Bond Fund	0.50%	0.70%	0.95%
Limited Duration Fund	0.50%	0.70%	0.95%
Large Cap Growth Fund	0.90%	1.10%	1.35%
Large Cap Value Fund	0.90%	1.10%	1.35%
Small Cap Fund	1.05%	1.25%	1.50%
International Equity Fund	1.10%	1.30%	1.55%

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, non-routine expenses and any class-specific expenses (including distribution and/or service (12b-1) fees and shareholder servicing fees) (collectively, “excluded expenses”)) for I Shares, Class S Shares and Investor Shares from exceeding certain levels as set forth below until February 29, 2020 (each, a “contractual expense limit”). This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 29, 2020. Accordingly, the contractual expense limitations for the Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund and International Equity Fund are 0.50%, 0.50%, 0.90%, 0.90%, 1.05%, and 1.10%, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the six-month period ended April 30, 2019.

As of April 30, 2019, fees previously waived and reimbursed by the Adviser which may be subject to possible future reimbursement are as follows:

Fiscal Year	Subject to Repayment until April 30:	Core Bond Fund	Limited Duration Fund	Large Cap Growth Fund	Large Cap Value Fund	Small Cap Fund	International Equity Fund
2017	2020	$316,137	$349,127	$164,950	$159,394	$193,702	$241,503
2018	2021	289,891	328,542	142,725	142,452	153,407	225,144
2019	2022	285,101	320,340	111,186	108,486	86,527	194,561

	Total	$891,129	$998,009	$418,861	$410,332	$433,636	$661,208

Boston Advisors, LLC (the “Sub-Adviser”) and the Adviser have entered into an investment sub-advisory agreement dated February 26, 2015 (the “Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser serves as the investment sub-adviser for the Large Cap Growth

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

Fund, the Large Cap Value Fund, the Small Cap Fund and the International Equity Fund (the “Sub-Advised Funds”), makes investment decisions for the Sub-Advised Funds and administers the investment program of the Sub-Advised Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on the average daily net assets of each Sub-Advised Fund:

Sub-Adviser Fee Rate
Large Cap Growth Fund	0.35%
Large Cap Value Fund	0.35%
Small Cap Fund	0.425%
International Equity Fund	0.50%

6. Investment Transactions:

For the six-month period ended April 30, 2019, the Funds made purchases and sales of investment securities other than short-term securities as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales and Maturities
Core Bond Fund	$14,032,085	$12,416,146	$4,497,761	$5,284,701
Limited Duration Fund	19,618,131	15,275,228	22,675,474	22,102,716
Large Cap Growth Fund	34,980,646	34,430,314	–	–
Large Cap Value Fund	13,773,924	9,912,100	–	–
Small Cap Fund	23,706,156	22,381,908	–	–
International Equity Fund	17,777,207	13,237,902	–	–

7. Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Core Bond Fund
2018	$2,145,592	$—	$2,145,592
2017	1,461,827	—	1,461,827
Limited Duration Fund
2018	2,062,552	—	2,062,552
2017	1,042,207	—	1,042,207
Large Cap Growth Fund
2018	59,792	368,834	428,626
2017	58,153	24,605	82,758
Large Cap Value Fund
2018	792,407	725,409	1,517,816
2017	502,038	—	502,038
Small Cap Fund
2018	540,533	3,196,352	3,736,885
2017	80,739	—	80,739
International Equity Fund
2018	1,325,680	53,919	1,379,599
2017	827,936	—	827,936

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

As of October 31, 2018, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards Short-Term	Late-Year Loss Deferral	Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Accumulated Losses)
Core Bond Fund	$229,017	$—	$(775,035)	$—	$(2,997,102)	$(3,543,120)
Limited Duration Fund	227,457	—	(854,098)	—	(1,221,603)	(1,848,244)
Large Cap Growth Fund	792,291	5,732,910	—	(15,758)	4,870,304	11,379,747
Large Cap Value Fund	—	1,018,970	—	—	4,552,867	5,571,837
Small Cap Fund	1,400,466	6,839,178	—	(110,296)	462,525	8,591,873
International Equity Fund	1,668,318	—	—	—	2,126,361	3,794,679

Late-Year Loss deferrals represent ordinary losses realized on investment transactions from January 1, 2018 through October 31, 2018, that, in accordance with Federal income tax regulations, the Funds defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. All capital losses carried forward by the Funds were incurred after the enactment of the Regulated Investment Company Modernization Act of 2010. Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards, all of which are not subject to expiration are as follows:

	Short-Term Loss	Long-Term Loss	Total
Core Bond Fund	$350,705	$424,330	$775,035
Limited Duration Bond Fund	462,517	391,581	854,098

During the year ended October 31, 2018, the Large Cap Growth Fund, Large Cap Value Fund, International Equity Fund utilized $28,807, $314,419 and $1,261,238, respectively, of capital loss carryforwards to offset capital gains.

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Fund at April 30, 2019, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Core Bond Fund	$82,185,589	$843,843	$(766,259)	$77,584
Limited Duration Fund	93,965,354	348,394	(343,519)	4,875
Large Cap Growth Fund	57,484,361	9,077,611	(892,685)	8,184,926
Large Cap Value Fund	53,405,866	10,727,024	(1,033,075)	9,693,949
Small Cap Fund	77,839,097	11,329,592	(3,666,255)	7,663,337
International Equity Fund	69,301,061	10,555,509	(3,829,664)	6,725,845

8. Concentration of Risks:

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s prospectus for additional disclosures regarding the principal risks associated with investing in a particular Fund.

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Catholic Values Investing Risk (Core Bond Fund, Limited Duration Fund, Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, and International Equity Fund) – The Funds considers the United States Conference of Catholic Bishops (the “USCCB”) Guidelines in its investment process and may choose not to purchase, or may sell, otherwise profitable investments in companies which have been identified as being in conflict with the USCCB Guidelines. This means that the Funds may underperform other similar mutual funds that do not consider the USCCB Guidelines when making investment decisions.

Emerging Markets Securities Risk (International Equity Fund) – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

Equity Risk (Large Cap Growth Fund, Large Cap Value Fund, Small Cap Fund, and International Equity Fund) – Since the Funds purchase equity securities, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

Fixed Income Risk (Core Bond Fund and Limited Duration Fund) – The market values of fixed income investments change in response to interest rate changes and other factors. During periods of rising interest rates, the values of outstanding fixed income securities generally decrease. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market value fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or “called”) by the issuer prior to maturity, and during periods of rising interest rates, certain debt obligations with low interest rates may be extended beyond maturity. Current market conditions may pose heightened risks for the Funds. While interest rates in the U.S. are near historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will continue to rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Funds. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Funds’ values may fluctuate and/or Funds may experience increased redemptions from shareholders, which may impact the Funds’ liquidity or force Funds to sell securities into a declining or illiquid market.

In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

Foreign Company Risk (International Equity Fund) – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Currency Risk (International Equity Fund) – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

High Yield Bond Risk (Core Bond Fund and Limited Duration Fund) – High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-quality high yield bonds (rated CCC, CC, C, or unrated securities judged to be of comparable quality) are subject to a greater degree of credit risk than higher-quality high yield bonds and may be near default. High yield bonds rated D are in default. Market developments and the financial and business conditions of the issuers of these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities.

Mortgage-Backed and Asset-Backed Securities Risk (Core Bond Fund and Limited Duration Fund) – Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating the security’s decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities may be issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Funds will be unable to possess and sell the underlying collateral and that the Funds’ recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if the Fund cannot sell collateral quickly and receive the amount the Fund is owed.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR
APRIL 30, 2019 (Unaudited)

Municipal Bonds Risk (Core Bond Fund and Limited Duration Fund) – Municipal bonds are fixed income securities issued by state or local governments or their agencies to finance capital expenditures and operations. The obligation to pay principal and interest on municipal bonds may be a general obligation of the state or local government or may be supported only by an agency or a particular source of revenues. Therefore, municipal bonds vary in credit quality. Municipal bonds, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal bonds, to pay interest and principal on municipal bonds. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for municipal issuers to meet their obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal bonds to repay principal and to make interest payments. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Funds’ securities.

Small-Capitalization Company Risk (Small Cap Fund) – The small-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

9. Other:

At April 30, 2019, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders I Shares	% Ownership	No. of Shareholders Class S Shares	% Ownership	No. of Shareholders Investor Shares	% Ownership
Core Bond Fund	2	45%	1	99%	2	71%
Limited Duration Bond Fund	1	33%	1	82%	3	85%
Large Cap Growth Fund	2	40%	1	98%	3	82%
Large Cap Value Fund	2	39%	1	93%	3	68%
Small Cap Equity Fund	2	71%	1	90%	2	80%
International Equity Fund	1	64%	1	87%	2	67%

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to registered investment companies were mainly focused on the presentation of distributable earnings, eliminating the need to present the components of distributable earnings on a book basis in the financial statements. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

11. New Accounting Pronouncements:

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Core Bond Fund
Actual Fund Return
I Shares	$1,000.00	$1,053.00	0.50%	$2.55
Class S Shares	1,000.00	1,051.40	0.60%	3.05
Investor Shares	1,000.00	1,051.70	0.75%	3.82
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,021.82	0.60%	3.01
Investor Shares	1,000.00	1,021.10	0.75%	3.76
Limited Duration Fund
Actual Fund Return
I Shares	$1,000.00	$1,024.00	0.50%	$2.51
Class S Shares	1,000.00	1,023.50	0.59%	2.96
Investor Shares	1,000.00	1,022.80	0.75%	3.76
Hypothetical 5% Return
I Shares	$1,000.00	$1,022.32	0.50%	$2.51
Class S Shares	1,000.00	1,021.87	0.59%	2.96
Investor Shares	1,000.00	1,021.10	0.75%	3.76
Large Cap Growth Fund
Actual Fund Return
I Shares	$1,000.00	$1,093.70	0.90%	$4.67
Class S Shares	1,000.00	1,092.60	1.00%	5.19
Investor Shares	1,000.00	1,091.90	1.15%	5.96
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00%	5.01
Investor Shares	1,000.00	1,019.10	1.15%	5.76

	Beginning Account Value 11/01/18	Ending Account Value 04/30/19	Annualized Expense Ratios	Expenses Paid During Period*
Large Cap Value Fund
Actual Fund Return
I Shares	$1,000.00	$1,086.50	0.90%	$4.66
Class S Shares	1,000.00	1,086.00	1.00%	5.17
Investor Shares	1,000.00	1,085.50	1.15%	5.95
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.33	0.90%	$4.51
Class S Shares	1,000.00	1,019.84	1.00%	5.01
Investor Shares	1,000.00	1,019.10	1.15%	5.76
Small Cap Fund
Actual Fund Return
I Shares	$1,000.00	$1,064.60	1.05%	$5.38
Class S Shares	1,000.00	1,063.50	1.15%	5.88
Investor Shares	1,000.00	1,062.50	1.30%	6.65
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.59	1.05%	$5.26
Class S Shares	1,000.00	1,019.09	1.15%	5.76
Investor Shares	1,000.00	1,018.30	1.30%	6.51
International Equity Fund
Actual Fund Return
I Shares	$1,000.00	$1,089.50	1.10%	$5.70
Class S Shares	1,000.00	1,088.10	1.20%	6.21
Investor Shares	1,000.00	1,088.20	1.35%	6.99
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.34	1.10%	$5.51
Class S Shares	1,000.00	1,018.84	1.20%	6.01
Investor Shares	1,000.00	1,018.10	1.35%	6.76

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 6, 2018 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•

the advisory agreement (the “Advisory Agreement”) between Knights of Columbus Asset Advisors LLC (the “Adviser”) and the Trust, on behalf of the Catholic Investor Core Bond Fund, the Catholic Investor Limited Duration Fund, the Catholic Investors Large Cap Growth Fund, the Catholic Investor Large Cap Value Fund, the Catholic Investor Small Cap Fund and the Catholic Investor International Equity Fund (collectively, the “Funds”); and

•

the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Boston Advisors, LLC (the “Sub-Adviser”) with respect to the Catholic Investor Large Cap Growth Fund, the Catholic Investor Large Cap Value Fund, the Catholic Investor Small Cap Fund and the Catholic Investor International Equity Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and the Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Adviser’s services; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

THE ADVISORS’ INNER CIRCLE FUND III	CATHOLIC INVESTOR FUNDS

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser and the Sub-Adviser to other clients with comparable mandates to certain Funds. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the Sub-Advisory Agreement. The Trustees evaluated both the fees under the Sub-Advisory Agreement and the portion of the fees under the Advisory Agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Catholic Investor Funds

P.O. Box 219009

Kansas City, MO 64121

1-844-KC-FUNDS (1-844-523-8637)

Investment Adviser

Knights of Columbus Asset Advisors LLC

One Columbus Plaza

New Haven, Connecticut 06510

Sub-Advisor

Boston Advisors, LLC

One Liberty Square, 10th Floor

Boston, MA 02109

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

KOC-SA-001-0500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2019

*	Print the name and title of each signing officer under his or her signature.